FILE NO. 2-34100
 FIDELITY SYSTEMATIC INVESTMENT PLANS
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 63
TO
FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.
A. EXACT NAME OF TRUST:
FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I and Destiny Plans II
B. NAME OF DEPOSITOR:
FIDELITY DISTRIBUTORS CORPORATION
C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:
82 Devonshire Street
Boston, Massachusetts 02109
D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICES:
Arthur S. Loring
Fidelity Distributors Corporation
82 Devonshire Street
Boston, Massachusetts 02109
It is proposed that this filing will become effective (check appropriate box):
[    ] immediately upon filing pursuant to paragraph (b)
[X] On (November 22, 1996) pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)(i)
[    ] on (      ) pursuant to paragraph (a)(i)
[    ] 75 days after filing pursuant to paragraph (a)(ii)
[    ]     on (      ) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[    ] this post-effective amendment designates a new effective date for a previously filed post-effective
 amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 63
TO
REGISTRATION STATEMENT FILE NO. 2-34100
 PAGE
Facing Sheet 1
Table of Contents 2
Cross-Reference Sheet 3
Prospectus 8
Signature Page 44
Exhibits 46

RECONCILIATION AND TIE OF INFORMATION SHOWN IN
INVESTMENT PLANS PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2
FORM N-8B-2 CAPTION
ITEM NUMBER REFERENCE
  1(a)  Front Cover
    (b) Introductory Statement
  2 Fidelity Systematic Investment Plans (First Page); The Custodian; The
Sponsor
 3 The Custodian; The Sponsor; Back Cover
 4 Back Cover
 5 General
 6(a) The Custodian; The Sponsor
  (b) The Custodian; The Sponsor
 7 Not applicable
 8 The fiscal year end of the trust is September 30
 9 Not applicable
 10(a) How to Start a Destiny Plan
   (b) Distributions
   (c) Borrowing Against Your Plan Without Termination; Cancellation and
Refund
  Rights; Terminating the Plan and Withdrawal of Shares
   (d) Borrowing Against Your Plan Without Termination; Transferring or
Assigning
  Rights in the Plan; Terminating the Plan and Withdrawal of Shares; Plan Reinstatement
 Privilege
   (e) Not applicable
   (f) Retaining Full Voting Rights in Fund Shares
   (g)(1)(2) Substitution of the Underlying Investment

FORM N-8B-2 CAPTION
ITEM NUMBER REFERENCE
      (3)(4) The Custodian; The Sponsor
   (h)(1)(2) Substitution of the Underlying Investment
      (3)(4) The Custodian; The Sponsor
   (i) The Sponsor; Custodian Fees
 11 Investment Objective
 12(a) Investment Objective
   (b)-(d) The Custodian; The Sponsor
   (e) Not Applicable
 13(a)(A)(B) How Fidelity Systematic Investment Plans Can Help Planholders Meet Their
 Objectives; A $50 Monthly Investment Plan; Allocation of Investments and Deductions; Extended Investment Option; Sponsor and Custodian Fees;
 The Custodian; The Sponsor
       (C)(D) The Sponsor; Custodian Fees; The Custodian; General
   (b) A $50 Monthly Investment Plan
   (c) Fidelity Systematic Investment Plans (Page 1)
   (d) Rights and Privileges of Planholders; The Custodian; The Sponsor; Planholders May Qualify for Reduced Fees
   (e),(f) Not Applicable
   (g) Allocation of Investments and Deductions (10 Year Plans); Allocation of Investments
 and Deductions (15 Year Plans); Financial Statements
 14 How to Start a Destiny Plan
 15 The Custodian; The Sponsor
 16 The Custodian; The Sponsor
 17 Rights and Privileges of Planholders
 18(a),(b) Distributions; The Custodian; The Sponsor
   (c) Not Applicable
   (d) Not Applicable
 19 The Custodian; The Sponsor

FORM N-8B-2 CAPTION
ITEM NUMBER REFERENCE
 20(a-d) The Custodian; The Sponsor; Rights and Privileges of Planholders; Termination of a Plan
   (e),(f) Not Applicable
 21 Not Applicable
 22 Reference is made to the statements in Exhibit 1.A.(1) filed herewith under the caption "Indemnification."
 23 The Sponsor
 24 Not Applicable
 25 The Sponsor
 26(a) Financial Statements
   (b) Not Applicable
 27 The Sponsor
 28 The Sponsor
 29 The Sponsor
 30 Not Applicable
 31 The Sponsor
 32 Not Applicable
 33 Not Applicable
 34 Not Applicable
 35(A)(B) General
   (C) Not Applicable
 36 Not Applicable
 37 Not Applicable
 38 Fidelity Systematic Investment Plans (Page 1); General
 39 The Sponsor
 40 Financial Statements
 41(a) The Sponsor
FORM N-8B-2 CAPTION
ITEM NUMBER REFERENCE
   (b) (c) Not Applicable
 42 The Sponsor
 43 Not Applicable
 44(a) Financial Statements
   (b) Allocation of Investments and Deductions; Total Allocations and Deductions When
 Extended Investment Option of 120 Additional Investments Is Used; A $50
  Monthly Investment Plan; Financial Statements
 45 Not Applicable
 46(a),(b) Fidelity Systematic Investment Plans (Page 1); Allocation of Investments and
  Deductions; Total Allocations and Deductions When Extended Investment
Option
 of 120 Additional Investments Is Used; A $50 Monthly Investment Plan;
Statement
 of Operations; Statement of Condition
 47 Not Applicable
 48 The Custodian; The Sponsor
 49 Creation and Sales Charges; The Custodian; The Sponsor; Statement of Operations
 50 Notes C&D (pp. 5,6); Notes A&B (pp. 7); Note B (pp. 8); The Custodian; The Sponsor
 51 Not Applicable
  52(a) Not Applicable
   (b) Not Applicable
   (c) Substitution of the Underlying Investment
   (d) Not Applicable
 53 Taxes
 54 Not Applicable
 55 Illustration of a Hypothetical $50 ($166.66) Monthly Destiny I Plan 56-59 Not Applicable



Fidelity
Systematic
Investment
Plans:
Destiny Plans I
Destiny Plans II
PROSPECTUS
NOVEMBER    22    , 1996
FIDELITY SYSTEMATIC INVESTMENT PLANS:
DESTINY PLANS I AND DESTINY PLANS II
 Fidelity Systematic Investment Plans, a plan consisting of two series, Destiny Plans I and Destiny Plans II (collectively referred to as the Plan or Plans), for the accumulation of shares of Fidelity Destiny Portfolios, a series fund consisting of Destiny I and Destiny II (collectively referred to as the Fund or Funds), are offered by Fidelity Distributors Corporation (Distributors or Sponsor), the Sponsor and Principal Underwriter. Planholders of Destiny Plans I purchase shares of Destiny I and Planholders of Destiny Plans II purchase shares of Destiny II. EXCHANGES BETWEEN THE TWO PLANS ARE NOT PERMITTED.
 Planholders make a fixed monthly investment for either 10 or 15 years. On 10-year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) and from 9.20% to 0.64% of the net amount invested, respectively. Total deductions range from 11.66% to 0.66% of the net amount invested, respectively. On 15-year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plans ($50 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) and from 9.73% to 0.61% of the net amount invested, respectively. Total deductions range from 12.20% to 0.63% of the net amount invested.
 Investments are applied, after authorized deductions, to the purchase of Fund shares at net asset value (NAV). THESE SHARES ARE A LONG-TERM INVESTMENT AND ARE NOT SUITABLE FOR INVESTORS SEEKING QUICK PROFITS OR WHO MIGHT BE UNABLE TO COMPLETE A PLAN. Since a major portion of the entire Creation and Sales Charges is deducted from the first year's investment, withdrawal or termination of your investment in the early years of the Plan will probably result in a loss. For example, on a $6,000 Plan - $50 a month for 10 years - total charges amount to 10.44% of the investments made if the Plan is completed. However, even after application of the refund privilege described on page , total deductions would amount to 17.2% of total investments if this Plan were terminated any time between 2 months and 18 months. Moreover, if it were terminated after 18 months, total deductions would amount to 35.11% of total investments; they would amount to 29% if the Plan were terminated after two years. A detailed description of all deductions appears on pages , , and .
 The value of each Fund's shares is subject to fluctuations in the values of its underlying securities. A Plan calls for monthly investments at regular intervals regardless of the price level of the Fund's shares. Planholders should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating the Plan at a time when the value of the Fund shares the Planholder has acquired is less than their cost will result in a loss. Preinvestment of all or any part of the first year's investments on Plans offered herein increases the possible loss in the event of early termination.
 Shares of the Funds are offered to the general public only through the Fidelity Systematic Investment Plans. Shares of certain other mutual funds managed by the Funds' adviser, which might be considered to have investment objectives similar in many respects to those of the Funds, may be acquired by direct purchase without any sales charges, payment of the Custodian Fee, or penalties for early termination.
 Planholders have the right to a 45-day refund or a limited refund of their investment for certain periods of time and under the conditions described in more detail under the heading "Cancellation and Refund Rights," page . MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISK   S    , INCLUDING POSSIBLE LOSS OF
PRINCIPAL    AMOUNT INVESTED    .

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY
THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.
Planholders should read and retain this Prospectus for future reference. I.BD-DESPRO-1196












[This Page Intentionally Left Blank]

TABLE OF CONTENTS

 PAGE
HOW FIDELITY SYSTEMATIC INVESTMENT PLANS CAN HELP PLANHOLDERS MEET THEIR OBJECTIVES
ALLOCATION OF INVESTMENTS AND DEDUCTIONS
A $50 MONTHLY INVESTMENT PLAN
INVESTMENT OBJECTIVE
HOW TO START A DESTINY PLAN
TAX-SHELTERED RETIREMENT PLANS
PLANHOLDERS MAY QUALIFY FOR REDUCED FEES
  1. Reduced Custodian Fees under an Automatic Investment Program
  2. Purchasing Two or More Plans at the Same Time
  3. Rights of Accumulation
RIGHTS AND PRIVILEGES OF PLANHOLDERS
  1. Distributions
  2. Federal Income Tax Withholding
  3. Transferring or Assigning Rights in the Plan
  4. Retaining Full Voting Rights in Fund Shares
  5. Making Preinvestments to Complete the Plan Ahead of Schedule
  6. Changing the Face Amount of the Plan
  7 Extended Investment Option
  8. Borrowing Against Your Plan Without Termination
  9. Systematic Withdrawal Program
 10. Cancellation and Refund Rights
 11. Terminating the Plan and Withdrawal of Shares
 12. Plan Reinstatement Privilege
SPONSOR AND CUSTODIAN CHARGES
  1. Creation and Sales Charges
  2. Custodian Fees
  3. Incidental Service Fees
TAXES
SUBSTITUTION OF THE UNDERLYING INVESTMENT
TERMINATION OF A PLAN
THE CUSTODIAN AND SPONSOR
  1. The Custodian
  2. The Sponsor
GENERAL
FINANCIAL STATEMENTS
FIDELITY DESTINY PORTFOLIOS' PROSPECTUS  F-1
 No salesman, dealer, or other person, is authorized by the Sponsor, Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation other than those contained in the Plans' Prospectus or the Prospectus of Fidelity Destiny Portfolios, or in any other printed or written material issued under the name of the Sponsor, the Plans, or Fidelity Destiny Portfolios. No person should rely upon any information not contained in these materials.

HOW FIDELITY SYSTEMATIC INVESTMENT PLANS CAN HELP PLANHOLDERS MEET THEIR OBJECTIVES

 Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help such people. These Plans make it possible for Planholders to build equity over a period of years by investing a modest sum each month in mutual fund shares.
 The value of each Fund's shares is subject to fluctuations in the values of its underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares acquired is less than their cost will result in a loss. Planholders should therefore consider their financial ability to continue a Plan.
 Another feature of a Plan is the service rendered by the Custodian, State Street Bank and Trust Company, or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as the Planholder's agent, the Custodian assumes the responsibility for the many details of the Plan. A description of the Custodian's services and charges appears on page .
 Before opening a Plan you should consider the following:
1. Investments made through the Plans will not result in direct ownership of either Fidelity Destiny Portfolios: Destiny I or Destiny II shares, but rather will represent an interest in a unit investment trust, which will have direct ownership of Fidelity Destiny Portfolios: Destiny I or Destiny II shares. Planholders will have a beneficial interest in the underlying Portfolios' shares.
2. Unlike most other plans of this type, the primary issuer - Fidelity Destiny Portfolios - does not sell its shares directly to the public. Initial investments in the Funds may be made only through the trust arrangements provided by the Plans.
3. These Plans contain Creation and Sales Charges, sometimes called a "front-end load" and are referred to on page 1. The effect of a "front-end load" is that if a Planholder terminates the Plan between 2 months and 18 months, he may lose as much as 17.2% of his total investments made up to that date and as much as 35.1% after 18 months. See the tables and accompanying notes on pages , , and .
4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See page .
5. The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with Fidelity Destiny Plans remains active. If the dealer firm of record chooses to release your Plan and, therefore, subsequent commissions to a new dealer firm, it must first complete and sign an Assignment of Amounts Due form. This form must be returned to the Custodian, State Street Bank and Trust Company.

1.ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10-YEAR PLANS
(120 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

 CREATION AND SALES CHARGES                                           CUSTODIAN FEES                             % OF TOTAL CHARGES
                                                                                                   NET
 MONTHLY    TOTAL         PER        PER                  % OF                             TOTAL   INVESTMENT   TO      TO NET
 INVESTMENT INVESTMENTS   INVESTMENT INVESTMENT           TOTAL       PER                  CHARGES IN FUND      TOTAL   INVEST-
                                                                                                                        MENTS IN
 UNIT       (FACE AMOUNT) 1 THRU 12  13 THRU 120 TOTAL    INVESTMENTS INVESTMENT TOTAL(A)  (A)(B)  SHARES(C)    INVEST- FUND SHARES
                                                                                                                MENTS
$ 50.00      $ 6,000.00   $ 25.00    $ 1.80      $ 494.40 8.24%       $ 1.10     $ 132.00 $ 626.40   $ 5,373.60 10.44%   11.66%
  75.00        9,000.00     37.50      2.70        741.60 8.24          1.25       150.00   891.60     8,108.40  9.91    11.00
    93.75     11,250.00     46.88      3.38        927.60 8.24          1.50       180.00 1,107.60    10,142.40  9.85    10.92
 100.00       12,000.00     50.00      3.60        988.80 8.24          1.50       180.00 1,168.80    10,831.20  9.74    10.79
 125.00       15,000.00     62.50      4.50      1,236.00 8.24          1.50       180.00 1,416.00    13,584.00  9.44    10.42
 150.00       18,000.00     75.00      5.40      1,483.20 8.24          1.50       180.00 1,663.20    16,336.80  9.24    10.18
 166.66       19,999.20     83.33      5.00      1,539.96 7.70          1.50       180.00 1,719.96    18,279.24  8.60     9.41
 200.00       24,000.00    100.00      4.02      1,634.16 6.81          1.50       180.00 1,814.16    22,185.84  7.56     8.18
 250.00       30,000.00    125.00      5.00      2,040.00 6.80          1.50       180.00 2,220.00    27,780.00  7.40     7.99
 300.00       36,000.00    150.00      5.00      2,340.00 6.50          1.50       180.00 2,520.00    33,480.00  7.00     7.53
 350.00       42,000.00    175.00      4.50      2,586.00 6.16          1.50       180.00 2,766.00    39,234.00  6.59     7.05
 400.00       48,000.00    200.00      4.00      2,832.00 5.90          1.50       180.00 3,012.00    44,988.00  6.28     6.70
 500.00 (D)   60,000.00    225.00      2.78      3,000.24 5.00          1.50       180.00 3,180.24    56,819.76  5.30     5.60
 750.00       90,000.00    300.00      2.50      3,870.00 4.30          1.50       180.00 4,050.00    85,950.00  4.50     4.71
 1,000.00    120,000.00    300.00      5.00      4,140.00 3.45          1.50       180.00 4,320.00   115,680.00  3.60     3.73
 1,500.00    180,000.00    315.00      6.00      4,428.00 2.46          1.50       180.00 4,608.00   175,392.00  2.56     2.63
 2,000.00    240,000.00    325.00      7.00      4,656.00 1.94          1.50       180.00 4,836.00   235,164.00  2.02     2.06
 2,500.00    300,000.00    350.00      8.00      5,064.00 1.69          1.50       180.00 5,244.00   294,756.00  1.75     1.78
 5,000.00    600,000.00    400.00     11.00      5,988.00 1.00          1.50       180.00 6,168.00   593,832.00  1.03     1.04
 10,000.00 1,200,000.00    500.00     15.56      7,680.48 0.64          1.50       180.00 7,860.48 1,192,139.52  0.66     0.66

NOTES:
(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced
Custodian Fee of $0.75 per    automatic     investment. See "Reduced
Custodian Fees under an Automatic Investment Program" on page .
(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
    1996, the charge was $7.09 for Destiny I and $   7.29     for Destiny
II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the current prospectus at the time of the face change.)
(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.
(D) All $500 Monthly Plans established after August 29, 1984, including face amount changes to existing Plans, will be subject to the charges outlined herein.
2.ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15-YEAR PLANS
(180 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
PLAN)

 CREATION AND SALES CHARGES                                       CUSTODIAN FEES                             % OF TOTAL CHARGES
                                                                                              NET
 MONTHLY    TOTAL         PER        PER                  % OF                      TOTAL     INVESTMENT   TO      TO NET
 INVESTMENT INVESTMENTS   INVESTMENT INVESTMENT           TOTAL   PER               CHARGES   IN FUND      TOTAL   INVEST-
                                                                                                                   MENTS IN
 UNIT       (FACE AMOUNT) 1 THRU 12  13 THRU 180 TOTAL    INVEST INVEST   TOTAL(A)  (A)(B)    SHARES(C)    INVEST- FUND SHARES
                                                           MENTS MENT                                              MENTS
  $ 50.00    $ 9,000.00  $ 25.00      $ 2.86     $ 780.48   8.67% $ 1.10  $ 198.00   $ 978.48  $  8,021.52 10.87%  12.20%
    75.00     13,500.00    37.50        4.06     1,132.08   8.39    1.25    225.00   1,357.08    12,142.92 10.05   11.18
    93.75     16,875.00    46.88        5.07     1,414.32   8.38    1.50    270.00   1,684.32    15,190.68  9.98   11.09
   100.00     18,000.00    50.00        5.41     1,508.88   8.38    1.50    270.00   1,778.88    16,221.12  9.88   10.97
   125.00     22,500.00    62.50        6.76     1,885.68   8.38    1.50    270.00   2,155.68    20,334.32  9.58   10.60
   150.00     27,000.00    75.00        5.70     1,857.60   6.88    1.50    270.00   2,127.60    24,872.40  7.88    8.55
   166.66     29,998.80    83.33        6.33     2,063.40   6.88    1.50    270.00   2,333.40    27,665.40  7.78    8.43
   200.00     36,000.00   100.00        7.43     2,448.24   6.80    1.50    270.00   2,718.24    33,281.76  7.55    8.17
   250.00     45,000.00   125.00        9.29     3,060.72   6.80    1.50    270.00   3,330.72    41,669.28  7.40    7.99
   300.00     54,000.00   150.00        5.04     2,646.72   4.90    1.50    270.00   2,916.72    51,083.28  5.40    5.71
   350.00     63,000.00   175.00        5.31     2,992.08   4.75    1.50    270.00   3,262.08    59,737.92  5.18    5.46
   400.00     72,000.00   200.00        3.80     3,038.40   4.22    1.50    270.00   3,308.40    68,691.60  4.60    4.82
   500.00(D)  90,000.00   225.00        5.36     3,600.48   4.00    1.50    270.00   3,870.48    86,129.52  4.30    4.49
   750.00    135,000.00   300.00        8.70     5,061.60   3.75    1.50    270.00   5,331.60   129,668.40  3.95    4.11
 1,000.00    180,000.00   300.00       15.54     6,210.72   3.45    1.50    270.00   6,480.72   173,519.28  3.60    3.73
 1,500.00    270,000.00   315.00       17.52     6,723.36   2.49    1.50    270.00   6,993.36   263,006.64  2.59    2.66
 2,000.00    360,000.00   325.00       18.57     7,019.76   1.95    1.50    270.00   7,289.76   352,710.24  2.02    2.07
 2,500.00    450,000.00   350.00       20.26     7,603.68   1.69    1.50    270.00   7,873.68   442,126.32  1.75    1.78
 5,000.00    900,000.00   400.00       25.00     9,000.00   1.00    1.50    270.00   9,270.00   890,730.00  1.03    1.04
10,000.00  1,800,000.00   500.00       29.64    10,979.52   0.61    1.50    270.00  11,249.52 1,788,750.48  0.62    0.63

NOTES:
(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced
Custodian Fee of $0.75 per    automatic     investment. See "Reduced
Custodian Fees under an Automatic Investment Program" on page .
(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
    1996, the charge was $   7.09     for Destiny I and $   7.29     for
Destiny II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the current prospectus at the time of the face change.)
(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.
(D) All $500 Monthly Plans established after August 29, 1984, including face amount changes to existing Plans, will be subject to the charges outlined herein.
3.TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
(PLEASE SEE PAGE FOR A DESCRIPTION OF THE EXTENDED INVESTMENT OPTION.) (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE EXTENDED INVESTMENT OPTION)

                                                                                             % OF TOTAL CHARGES
                                       CREATION AND                              NET
 MONTHLY     TOTAL          CREATION   SALES CHARGES                             INVESTMENT  TO           TO NET
 INVESTMENT  INVESTMENTS    AND SALES  AS % OF TOTAL  CUSTODIAN   TOTAL          IN FUND     TOTAL        INVESTMENTS IN
 UNIT        (FACE AMOUNT)  CHARGES    INVESTMENTS    FEES(A)(B)  CHARGES(A)(B)  SHARES(C)   INVESTMENTS  FUND SHARES
   $ 50.00   $ 15,000.00 $ 1,123.68    7.49%          $ 330.00    $ 1,453.68    $ 13,546.32   9.69%       10.73%
     75.00     22,500.00   1,619.28    7.20             375.00      1,994.28      20,505.72   8.86         9.73
     93.75     28,125.00   2,022.72    7.19             450.00      2,472.72      25,652.28   8.79         9.64
    100.00     30,000.00   2,158.08    7.19             450.00      2,608.08      27,391.92   8.69         9.52
    125.00     37,500.00   2,696.88    7.19             450.00      3,146.88      34,353.12   8.39         9.16
    150.00     45,000.00   2,541.60    5.65             450.00      2,991.60      42,008.40   6.65         7.12
    166.66     49,998.00   2,823.00    5.65             450.00      3,273.00      46,725.00   6.55         7.00
    200.00     60,000.00   3,339.84    5.57             450.00      3,789.84      56,210.16   6.32         6.74
    250.00     75,000.00   4,175.52    5.57             450.00      4,625.52      70,374.48   6.17         6.57
    300.00     90,000.00   3,251.52    3.61             450.00      3,701.52      86,298.48   4.11         4.29
    350.00    105,000.00   3,629.28    3.46             450.00      4,079.28     100,920.72   3.89         4.04
    400.00    120,000.00   3,494.40    2.91             450.00      3,944.40     116,055.60   3.29         3.40
    500.00(D) 150,000.00   4,243.68    2.83             450.00      4,693.68     145,306.32   3.13         3.23
    750.00    225,000.00   6,105.60    2.71             450.00      6,555.60     218,444.40   2.91         3.00
  1,000.00    300,000.00   8,075.52    2.69             450.00      8,525.52     291,474.48   2.84         2.92
  1,500.00    450,000.00   8,825.76    1.96             450.00      9,275.76     440,724.24   2.06         2.10
  2,000.00    600,000.00   9,248.16    1.54             450.00      9,698.16     590,301.84   1.62         1.64
  2,500.00    750,000.00  10,034.88    1.34             450.00     10,484.88     739,515.12   1.40         1.42
  5,000.00  1,500,000.00  12,000.00    0.80             450.00     12,450.00   1,487,550.00   0.83         0.84
 10,000.00  3,000,000.00  14,536.32    0.48             450.00     14,986.32   2,985,013.68   0.50         0.50

NOTES:
(A) Does not include an annual $12 Custodian Fee (for completed or incomplete inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program will pay a reduced
Custodian Fee of $0.75 per    automatic     investment. See "Reduced
Custodian Fees under an Automatic Investment Program" on page .
(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
    1996, the charge was $7.09 for Destiny I and $   7.29     for Destiny
II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the current prospectus at the time of the face change.)
(C) Dividends and distributions received on each Fund's shares during the periods shown above have not been included or reflected in any way in the above figures.
(D) All $500 Monthly Plans established after August 29, 1984, including face amount changes to existing Plans, will be subject to the charges outlined herein.
4.A $50 MONTHLY INVESTMENT PLAN
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
PLAN)

                                      AT THE END OF          AT THE END OF   AT THE END OF
                    10 YEARS           6 MONTHS                 1 YEAR   2 YEARS
                (120 INVESTMENTS)    (6 INVESTMENTS)       (12 INVESTMENTS)  (24 INVESTMENTS)
                         % OF TOTAL           % OF TOTAL           % OF TOTAL   % OF TOTAL
              AMOUNT     INVESTMENTS AMOUNT   INVESTMENTS AMOUNT   INVESTMENTS AMOUNT  INVESTMENTS
 10 YEARS (120 INVESTMENTS)
Total
Investments   $ 6,000.00 100.00%     $ 300.00 100.00%     $ 600.00 100.00%     $ 1,200.00 100.00%
Deduct:
 Creation and
Sales Charges     494.40   8.24        150.00  50.00        300.00  50.00          321.60  26.80
 Custodian Fees   132.00   2.20          6.60   2.20         13.20   2.20           26.40   2.20
 Total
Deductions (A)    626.40  10.44        156.60  52.20        313.20  52.20          348.00  29.00
Net Amount
Invested
under Plans     5,373.60  89.56        143.40  47.80        286.80  47.80          852.00  71.00
 15 YEARS (180 INVESTMENTS)
Total
Investments   $ 9,000.00 100.00%     $ 300.00 100.00%     $ 600.00 100.00%     $ 1,200.00 100.00%
Deduct:
 Creation and
Sales Charges     780.48   8.67        150.00  50.00        300.00  50.00          334.32  27.86
 Custodian Fees   198.00   2.20          6.60   2.20         13.20   2.20           26.40   2.20
 Total
Deductions (A)    978.48  10.87        156.60  52.20        313.20  52.20          360.72  30.06
Net Amount
Invested
under Plans     8,021.52  89.13        143.40  47.80        286.80  47.80          839.28  69.94
 25 YEARS (300 INVESTMENTS)
Total
Investments
(B)          $ 15,000.00 100.00%     $ 300.00 100.00%     $ 600.00 100.00%     $ 1,200.00 100.00%
Deduct:
 Creation and
Sales Charges   1,123.68   7.49        150.00  50.00        300.00  50.00          334.32  27.86
 Custodian Fees   330.00   2.20          6.60   2.20         13.20   2.20           26.40   2.20
 Total
Deductions (A)  1,453.68   9.69        156.60  52.20        313.20  52.20          360.72  30.06
Net Amount
Invested
under Plans    13,546.32  90.31        143.40  47.80        286.80  47.80          839.28  69.94

NOTES:
(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
    1996, the charge was $   7.09     for Destiny I and $   7.29     for
Destiny II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year. (If a face amount change is made the Planholder is subject to the current prospectus at the time of the face change.)
(B) The 25-year (300 investments) schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per investment for Plans established under an Automatic Investment Program as described on page . The Custodian Fee may be increased as set forth on pages and .
 Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.
 After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10-year Plan and 6.07% of the net investment in Fund shares in the case of a 15-year Plan (before deduction of Custodian
Fee).
 The amounts shown are subject to an additional Custodian charge of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

INVESTMENT OBJECTIVE

 Fidelity Destiny Portfolios, a series fund consisting of two separate funds - Destiny I and Destiny II (collectively referred to as the Funds), is an open-end, management investment company. Each Fund's objective is to seek growth of capital (see the accompanying Prospectus beginning on page F-1). A mutual fund is an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a diversified fund. Diversification, when successful, can mean higher returns with decreased volatility.
 Each Fund seeks capital growth primarily from equity securities. Each Fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks and bonds. The Funds have the flexibility to invest in large or small, domestic or foreign issuers. The Funds' investments are selected and supervised by Fidelity Management & Research Company (FMR). Reference is made to the Fidelity Destiny Portfolios' Prospectus for a description of the Funds' investment policies and the business experience of FMR.

HOW TO START A DESTINY PLAN

 Planholders may choose either a 10- or 15-year Plan and make regular monthly investments in amounts of $50 or more as shown on pages and . To start a Plan, investors should complete a Plan Application and have their investment professional mail it to the Sponsor, in care of Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300, together with a check in the amount of the initial monthly investment unit, made payable to Destiny I or Destiny II. Plans can be funded automatically through preauthorized check transactions or for military employees, a government allotment. Planholders who elect to fund their accounts under an Automatic Investment Program will receive a reduced Custodian Fee of $0.75 per investment, as explained on page . The appropriate forms for automatic monthly investments should be attached to your Plan Application.
 After the Plan Application is accepted by the Sponsor, Planholders will receive a confirmation statement showing the number of whole and fractional Fund shares purchased for their account. Plan Certificates, issued under prior prospectuses, are no longer provided. All Plans established under this Prospectus are governed strictly by the rules, rights, privileges and benefits described herein. IT IS IMPORTANT, THEREFORE, THAT YOU RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
 A Planholder will then send regular monthly investments, made payable to Destiny I or Destiny II, directly to Boston Financial. Investments, after applicable deductions, will be applied toward the purchase of shares at the then current NAV. A Planholder may terminate a Plan completely or partially at any time as described on pages , and . All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

TAX-SHELTERED RETIREMENT PLANS

 A Plan may be purchased by individuals who wish to establish tax-sheltered retirement plans, including individual retirement accounts (IRAs) and qualified pension and profit sharing plans. However, the only such plan made available by Fidelity Destiny Portfolios is the Destiny IRA (which includes SEP/IRAs). IRA Plans can be established through contributions, through the rollover of prior year qualified assets or through direct transfer of qualified assets from other fiduciary agencies. Such rollovers or transfers may contain either or both employer sponsored retirement assets and owner contributions.
 Detailed information concerning the Destiny IRA is available from the Sponsor. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. Under the Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. A Destiny tax-sheltered retirement plan may not be established by changing the registration of an existing Destiny account. The annual maintenance fee charged by the Custodian for Destiny IRA Plans offered by the Sponsor is $10.

PLANHOLDERS MAY QUALIFY FOR REDUCED FEES

1. REDUCED CUSTODIAN FEES UNDER AN AUTOMATIC INVESTMENT PROGRAM
 The Destiny Plans were created to utilize the investing method of dollar-cost averaging by investing a fixed amount on a regular monthly basis. (It should be noted that dollar-cost averaging does not assure a profit or guard against a loss. If shares are sold when their value is less than their cost, a loss will occur.) To encourage Planholders to make monthly investments and to eliminate the burden of writing a check every month, all Plans established or face changed after November 29, 1993 under an Automatic Investment Program, where monthly investments are automatically debited from the Planholder's bank account or government allotment (for military employees), will receive a reduced Custodian Fee
rate of $0.75 per    automatic     investment. The Custodian Fee charged at
any one time may not exceed $5.
 To initiate this program, Planholders should complete a Preauthorized Check Transaction Form, attach a voided blank check (for military personnel a government allotment form) and send it to Boston Financial along with their Plan Application. Boston Financial will then draft the Planholder's bank account in the amount of the monthly Plan investment unit. The proceeds of the draft (less applicable Creation and Sales Charges, and other applicable fees and charges) will be invested in the Planholder's account. The Planholder may terminate this program at any time by written notice to Boston Financial at least five business days prior to the date of the next scheduled draft. The Planholder may begin or change this program at any time by written notice to Boston Financial at least 15 days prior to the date of the request.
 Although it has no current intention of doing so, the Sponsor reserves the right to reimpose the regular Custodian Fee rate as noted on pages and at some future date.
2. PURCHASING TWO OR MORE PLANS AT THE SAME TIME
 The face amounts of two or more Plans purchased at one time by "any person" may be combined, provided the combined monthly investment is at least $150 on 15-year Plans and $200 on 10-year Plans, to take advantage of the lower Creation and Sales Charges available on larger sized investments. HOWEVER, 10-YEAR AND 15-YEAR PLANS MAY NOT BE COMBINED IN ORDER TO TAKE ADVANTAGE OF THIS PRIVILEGE.
 The term "any person" includes an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account - including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code - even though more than one beneficiary is involved. The term "any person" shall not include a group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for such a group of individuals.
 To qualify for the lower Creation and Sales Charges, all of the applications for the Plans involved must be submitted at the same time, with a letter from the Planholder or his investment professional requesting that the face amounts of such Plans be combined for the purpose of determining the applicable Creation and Sales Charges as shown on pages and . In the event investments under one or more of such Plans are discontinued, the remaining Creation and Sales Charges will be changed to reflect the charges applicable to that Plan that remains in effect.
3. RIGHTS OF ACCUMULATION
 The face amount of Plans which have been completed (and not redeemed) or on which the investments are current may be aggregated in ascertaining the Creation and Sales Charges applicable to a new purchase of a Plan by "any person," as defined above. A current Plan is defined as a Plan where there are at least as many investments recorded as there are months elapsed since establishment. To qualify for the reduced Creation and Sales Charges available on large purchases, the combined monthly investment must be at least $150 on 15-year Plans and $200 on 10-year Plans. Qualified retirement plans shall be considered current for this purpose at all times.
Further, existing spousal IRA Plans at the $93.75 per month investment unit
and     individual IRA Plans at the $166.66 per month investment unit may be combined with other newly purchased Plans or Plan size increases to qualify for possible lower sales charges on future investments. This privilege is optional and can only be exercised with the purchase of a new Plan or a Plan size increase on another existing Plan. The Sponsor must be notified in writing, if the Planholder wishes to exercise this privilege. However, 10-year and 15-year Plans may not be combined in order to take advantage of this privilege.

RIGHTS AND PRIVILEGES OF PLANHOLDERS

1. DISTRIBUTIONS
 Unless otherwise directed, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Fund
shares at NAV as of the record date for the distribution.        NO SALES
CHARGE IS MADE ON ANY SUCH REINVESTMENT.
 If a Planholder wishes to receive the dividends and other distributions in cash - rather than additional shares - the Planholder must instruct Boston Financial in writing. Such instructions must be received at least seven days prior to the record date of a dividend or distribution. A Planholder may change these instructions at any time. A charge of $2.50 is assessed for each change. However, distributions on Individual Retirement Accounts will be automatically reinvested unless the Planholder is age 59 1/2 or older.
 Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If an investment is made shortly before the ex-dividend date of the dividend or distribution, the Planholder will pay the full price for the shares (buying a dividend). Dividends and distributions, if declared, normally are paid by each Fund annually and are reportable by Planholders for income tax purposes (see "Taxes" on page ).
2. FEDERAL INCOME TAX WITHHOLDING
 As an additional service, Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service (IRS) as a credit against the Planholder's tax liability, if any. The amount withheld may or may not be equal to the additional taxes the Planholder may owe, due to the dividend or distribution. If the Planholder elects to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would have otherwise been the case.
 This service is available only to Plans that reinvest their dividends and other distributions but is not available for tax-sheltered retirement plans, including IRAs. This option can be initiated by completing the Tax Withholding Form and submitting that to Boston Financial at least 30 days in advance. Once initiated, this will remain in effect until Boston Financial is notified in writing to terminate the withholding.
3. TRANSFERRING OR ASSIGNING RIGHTS IN THE PLAN
 To secure a loan, Planholders (excluding Planholders of Destiny IRAs) may assign their right, title and interest in the entire Plan to a bank or other lending institution. Partial assignment is not permitted. The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or partial redemption. In addition, a Planholder may:
1. transfer his right, title and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan; or
2. transfer his right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan. Additional documentation may be required.
 Boston Financial will provide Planholders with the appropriate assignment forms. A charge of $2.50 is made for each transaction plus transfer taxes, if any.
4. RETAINING FULL VOTING RIGHTS IN FUND SHARES
 The Planholder will receive a notice at least 15 days before any matter is submitted for a vote of the shareholders of Fidelity Destiny Portfolios:
Destiny I and Destiny II. The Custodian will vote the shares held in the Planholder's account in accordance with the instructions. In the absence of such instructions, the Custodian will vote these shares in the same proportion as it votes the shares for which it has received instructions from other Planholders.
 A Planholder wishing to attend any meetings at which shares may be voted may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising voting rights.
5. MAKING PREINVESTMENTS TO COMPLETE THE PLAN AHEAD OF SCHEDULE
 A Plan may be completed ahead of schedule by making investments in advance of their due dates but not more than 24 investments in one calendar year including any monthly investments made. In addition to these advance investments, a Planholder may make an additional 24 investments which may
be exercised initially or at any    one     time during the life of the
Plan. Investments may be accrued and paid in a lump sum. The 48 preinvestments provision described herein may be waived ONLY to make a Plan that is in arrears current, as defined on page , for a transfer of assets from a tax-sheltered retirement plan to a Destiny tax-sheltered retirement plan or in the event of the death of the Planholder, to allow the Plan to be completed at one time by the estate or beneficiary. There is no reduction in the Creation and Sales Charges for advanced investments. However, on multiple investments, the Custodian's Fee cannot exceed $5. This is described more fully under the heading "Custodian Fees" on page .
6. CHANGING THE FACE AMOUNT OF THE PLAN
 A Planholder may increase the face amount of a Plan at any time. The new Plan must be one of the denominations listed on pages and . For the period of six months following establishment of a new Plan, a Planholder may decrease the amount of his Plan by as much as 50%. For the period of six months following a face change increase, a Planholder may decrease the amount of his Plan back to its previous Plan size. Request for changes in the face amount of a Plan should be sent to Boston Financial along with a completed Plan Application for the new face amount. If Planholders wish to take advantage of the $0.75 reduced Custodian Fee as described on page , the appropriate forms should be attached. An increase or decrease in a Plan amount does not create new cancellation and refund rights. The Creation and Sales Charges already paid on the existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on the new Plan at the time that it is established. Any additional Creation and Sales Charges due on the new Plan will be obtained from a liquidation of Fund shares. A charge of $2.50 will be made for any change in Plan size.
7. EXTENDED INVESTMENT OPTION
 Under a 15-year Plan, a Planholder may continue making monthly investments after completing all scheduled investments, thereby automatically activating the Extended Investment Option. (10-year Plans cannot be extended unless they are face changed to 15-year Plans, thereby enabling the Planholder to benefit from the Extended Investment Option.) Investments under this option are subject to the same deductions (with the exception of the Custodian Fee) as applied to the Planholder's last scheduled investment. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus.
 If, under this option, the Planholder fails to make regularly scheduled investments for six consecutive months, after being credited for any advance investments made under the option, the Plan may be terminated by the Sponsor or the Custodian.
 When the Extended Investment Option expires either through failure to make required monthly investments or upon written notice of termination to Boston Financial or for any other reason, the Custodian has the right to increase the fee to the rate currently being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the current annual rate of the Custodian Fees.
 All Extended Investment Options will terminate after the completion of the 300th investment made under the Plan.
8. BORROWING AGAINST YOUR PLAN WITHOUT TERMINATION
 While a redemption of all of the Plan shares normally will terminate the Plan, a Planholder may sell (redeem) less than all of the shares without terminating the Plan. If the Planholder has owned the Plan for at least 45 days, the Planholder may direct the Custodian, as agent, to sell up to 90% of the Planholder's shares and to pay the proceeds to the Planholder. Any partial sale of shares and cash withdrawal must involve at least $100 and may be exercised as often as desired.
 If the cash withdrawal is over $100,000, or if the proceeds are to be sent to an address other than the address of record, a signature guarantee will be required. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature on your request; it may not be provided by a notary public. Signature guarantees will be accepted from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations. All documents must be in proper order before any withdrawals or liquidations can be executed. The redemption price will be
at the next determined NAV. The request should be sent to    BOSTON
FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MASSACHUSETTS
02266-8300.
 If you prefer, you may also withdraw an amount not in excess of $100,000 from your Plan, subject to the conditions applicable to withdrawals (please see above), by calling 1-800-225-5270. The telephone redemption privilege is not available to Planholders of Destiny tax sheltered retirement plans.
 Redemption requests must be made by 4 p.m. EST. Planholders will receive proceeds by check made payable as the account is registered and mailed to the address of record.
 Ordinarily, Planholders will be sent the proceeds as a result of liquidating shares within seven calendar days from the time Boston Financial is notified. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).
 Following the sale of Destiny shares, a Planholder may - although there is no obligation to do so - repurchase Destiny shares in an amount not to exceed the dollar amount of the original sale. This Replacement Privilege extends for an unlimited amount of time, provided a "waiting period" of 90 days passes between the sale and subsequent repurchase of those Destiny shares. For Planholders of the Destiny IRA, the waiting period is 45 days. For example, if shares of a Destiny IRA were withdrawn, the Planholder could reinvest in Destiny at an amount equal to the amount of the original withdrawal at any future time, provided 45 days had elapsed. In the event assets are distributed directly to the Planholder from a Destiny IRA, the Planholder will be responsible for the income taxes on the distribution and, if under age 59 1/2, an early distribution penalty, if those assets are not reinvested into another IRA within 60 days of receipt of the distribution. The privilege to replace those Destiny shares at any time in the future would, however, still apply, and the replacement need not be made in one transaction. Regardless of the Plan type, all replacements must be at least 25% of the amount withdrawn or $2,000, whichever is less and are reinstated at the next determined NAV. All withdrawal requests must be made in writing and signed by the Planholder(s). The Custodian or Boston Financial may require additional documentation. The partial liquidation and restoration privilege is intended to facilitate the temporary use for emergency purposes of funds invested in a Plan. The Sponsor reserves the right to limit the number of transactions in which a partial withdrawal can be replaced. The Sponsor further reserves the right to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).
 Cash replacements will be applied to the purchase of Fund shares at the next determined NAV. No partial withdrawal or liquidation shall affect the total number of monthly Plan investments to be made or the unpaid balance of monthly Plan investments.
 A charge of $2.50 will be made for each partial withdrawal, redemption or restoration, and the Planholder will be liable for any transfer taxes that may be incurred. Replacements of partial withdrawals should be identified clearly as such, in order to distinguish them from additional investments. A capital gain or loss for federal tax purposes may be realized by the Planholder upon a cash withdrawal.
9. SYSTEMATIC WITHDRAWAL PROGRAM
 When all regularly scheduled investments are completed, a Planholder may elect to establish a Systematic Withdrawal Program. Under this program, the Custodian, as the Planholder's agent, withdraws sufficient shares from the Plan account to provide regular cash withdrawals of $50 or more each month or quarter, as elected. Except for the $50 minimum, there is no limitation on the size of the Planholder's withdrawals. The $50 amount is, however, only a minimum established for administrative convenience and should not be considered a recommendation for all Planholders. A Planholder has the right to change the dollar amount of the withdrawal or discontinue the Systematic Withdrawal Program at any time. Systematic withdrawals occur on the first day of the month, quarter, or selected period.
 The Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from the account. While the Systematic Withdrawal Program is in force, the Planholder may not elect to receive dividends and distributions in cash. Planholders should realize that withdrawals in excess of dividends and distributions will be made from principal and eventually may exhaust the Plan account. For this reason, these withdrawals cannot be considered as income on the Planholder's investment. Also, a capital gain or loss for federal tax purposes may be realized by the Planholder upon each withdrawal payment. If a Planholder purchases two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making regular investments on the uncompleted Plan.
 A charge of $1 per check will be made for each withdrawal under a Systematic Withdrawal Program. This charge is collected by redeeming the necessary fractional shares. For any withdrawal made 10 years after the issuance of a Plan, the charge may then be increased to the amount specified in the then current Prospectus. However, this charge may not exceed $1.75.
 While the Sponsor does not contemplate doing so, it reserves the right to discontinue offering the Systematic Withdrawal Program at any time after 90-days notification to all Planholders who have not elected to participate in the program. Those who are already participating will be allowed to continue.
 Completed or terminated Plans may be exchanged at NAV (subject to minimum initial investment requirements) for shares of any of the funds offered by Fidelity Investments, including the Fidelity Advisor Funds. (For more information, see "Exchange Restrictions" on page .)
10. CANCELLATION AND REFUND RIGHTS
 Planholders have certain rights of cancellation. Within 60 days after the initial investment in a new Plan, the Sponsor will send the Planholder notice regarding cancellation rights. If a Planholder elects to cancel his Plan within 45 days of the mailing date of that notice, a cash refund will be received which is equal to the sum of (1) the total net asset value of the Fund shares credited to the Plan account on the date that the cancellation request is received by Boston Financial, and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).
 In addition, Planholders may provide to Boston Financial written instructions to cancel their Plan at any time within an 18-month period of Plan establishment and receive from Boston Financial a cash payment equal to the sum of (1) the total net asset value of the Fund shares credited to the Plan account upon receipt of those instructions, and (2) an amount by which the Creation and Sales Charges deducted from the Planholder's total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.
 In order to receive the above refunds, the Planholder's request should be sent in writing to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the Planholder's cancellation request involves over $100,000, or if the proceeds are to be sent to an address other than the address of record, you must send a letter of instruction signed by all registered owners with signature(s) guaranteed to Boston Financial.
 A Planholder who has redeemed shares under this Cancellation and Refund Rights may not reinstate the proceeds at NAV from such a cancellation or refund, except as mentioned under the "Plan Reinstatement Privilege" discussed below. Under the so-called "wash sale rule," federal tax laws presently do not permit the recognition of a loss when an individual sells and re-acquires the same securities within a 30-day time period. Gains, however, are recognized at the time of redemption.
 The Sponsor will send the Planholder a written notice of the 18-month right of cancellation if either of the following occurs: (A) during the first 15 months after the date of issuance of Plan establishment, the Planholder has missed three investments or more; or (B) if following the first 15 months after the date of Plan establishment (but prior to 18 months after such date), the Planholder has missed one investment or more. In the event the Sponsor has previously sent a notice in connection with event (a) above, a second notice will not be sent even if additional investments are missed. These notices will inform Planholders of their Plan cancellation as described on page , and also will include the value of the account and the amount the Planholder would be entitled to receive upon cancellation, as of the date of the notice.
11. TERMINATING THE PLAN AND WITHDRAWAL OF SHARES
    After an initial period of 60 days, a     Planholder may terminate his
Plan by sending written instructions to Boston Financial. In this way, a Planholder avoids paying the commission that a security dealer can charge for terminating a Plan. A charge of $2.50 is made for terminating a Plan on which investments have not been completed.
 In terminating the Plan, the Planholder may: (1) request the Custodian of the Plan to deliver to Fidelity Service Co. (Service), the transfer agent
of the Funds, the Fund shares accumulated    in the Plan for at least 60
days    , properly registered in the Planholder's name; (2) direct the
Custodian, as agent, to withdraw the shares, redeem them and send the proceeds to the Planholder; or (3) reinvest the proceeds in any of the Fidelity Advisor Funds by requesting the Custodian of the Plan to deliver to Boston Financial, as agent for the Fidelity Advisor Funds, the proceeds of the Plan for investment at NAV into a similarly registered account. (A Fidelity Advisor Funds application is required.) For your protection, if the cash withdrawal is over $100,000, or if the proceeds are to be sent to an address other than the address of record listed on the account, you must send a letter of instruction signed by all registered owners with signature(s) guaranteed to Boston Financial. All documents must be in proper order before any withdrawals or liquidations can be executed. The redemption price will be the NAV next determined after such documents have
been received. Requests should be sent to    BOSTON FINANCIAL DATA
SERVICES, INC., P.O. BOX 8300, BOSTON, MASSACHUSETTS 02266-8300.
 Shares held by investors as a result of this action may be exchanged for shares of certain other funds for which FMR is the investment adviser as more fully described in the attached Fidelity Destiny Portfolios' Prospectus under the caption "Exchange Restrictions" on page . When held in conjunction with the Plan, SHARES OF DESTINY I FUND MAY NOT BE EXCHANGED FOR SHARES OF DESTINY II FUND, NOR MAY SHARES OF DESTINY II FUND BE EXCHANGED FOR SHARES OF DESTINY I FUND.
 The right of redemption of shares of Destiny Funds may be suspended at times when the New York Stock Exchange (NYSE) is closed or in the event certain other emergencies have been determined to exist by the Securities and Exchange Commission (SEC). As long as the right of redemption of shares of each Fund is suspended, no shares may be redeemed, and, therefore no cash withdrawal may be made.
12. PLAN REINSTATEMENT PRIVILEGE
 A Planholder who has terminated his Plan may reinstate his Plan, which allows for the reinvestment of an amount equal to or at least 10% of the gross proceeds received upon termination of the former Plan without any sales charge under identical registration in the original Plan. Reinstatement is at the NAV of the Plan or Fund into which reinvestment is made, next determined following timely receipt by Boston Financial of a reinstatement order and investment. Reinstatement must be made within 60 days following the date of termination of the Plan. A reinstating Planholder will realize a gain or loss for federal tax purposes as a result of a termination of the Plan; however, the Planholder may not recognize a loss for federal tax purposes to the extent the Planholder reinvests the proceeds within 30 days in a Destiny Plan pursuant to the Plan Reinstatement Privilege.
 The Plan Reinstatement Privilege is available once during the life of the Plan. The Plan Reinstatement Privilege does not preclude the partial withdrawal without the Plan termination privilege described on page . A Planholder who has redeemed his shares under the Cancellation and Refund Rights described on page , may not reinstate the proceeds at NAV from such a cancellation or refund until all refunded Sales and Creation charges included in the cancellation have first been deducted in full from the amount being replaced.
 A reinstatement into the Plan will not affect the total number of monthly investments to be made or the unpaid balance of the monthly Plan investments under the Plan.
 In addition, the Sponsor may, from time to time, extend the Plan Reinstatement Privilege beyond the 60-day period on the following terms:
1. The Planholder must establish the new Plan with an investment equal to or at least 10% of the gross proceeds received upon termination of the former Plan.
2. The number of the next investment due on the new Plan will be the number of the next investment due on the former Plan at the time it was terminated.
 The ability to establish such new Plans generally will not be available, except during such limited time periods as may be specified by the Sponsor from time to time.

SPONSOR AND CUSTODIAN CHARGES

1. CREATION AND SALES CHARGES
 The Sponsor receives Creation and Sales Charges to compensate it for creating the Plan and for selling expenses and commissions paid to broker-dealer firms. This charge is deducted from each investment. For example, on a $50 a month Plan, $25 is deducted from each of the first 12 investments. After the first 12 investments, the charge drops to $1.80 on each subsequent investment in the case of a 10-year Plan and $2.86 in the case of a 15-year Plan. The rate (percent) of deductions decreases proportionately as Plan sizes increase. See pages and .
2. CUSTODIAN FEES
 On minimum sized Plans - 10 or 15 years - the Custodian Fee is $1.10 per investment. Charges on larger Plans are proportionately less, relative to their monthly investment, than Custodian Fees charged on smaller Plans. Accounts established under an Automatic Investment Program after November 29, 1993 will receive a reduced Custodian Fee of $0.75 (see page ). The Custodian Fee charged per account at any one time may not - regardless of the number of investments made - exceed $5 per investment. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.
 In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the
total number of Plan accounts. For    the     fiscal year    ended
    199   6    , the charge was $   7.09     for Destiny I and $   7.29
for Destiny II per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.
 After the completion of the Plan or, if a Planholder has made investments in advance of the time period specified in the Plan, the Custodian's annual fee, after completion of the specified time period, is of 1% of the face amount of the Plan or $12, whichever is less. As an investor, the Planholder may, of course, terminate the Plan and receive shares of the Fund and thus avoid the Custodian Fees; however, the Planholder then will no longer be eligible for the privilege of partial withdrawal and reinstatement at NAV. The Custodian also deducts a $12 fee for Plans on which no investment has been made for a 12-month period after giving credit for advance investments (inactive account fee). This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling shares.
3. INCIDENTAL SERVICE FEES
 The Custodian deducts the fees described below and such other charges as may be provided for in the Agreement or in the Plans. The Custodian has certain rights to charge the accounts of the Planholders on a pro rata basis or to retain shares on a pro rata basis in order to pay fees, taxes or expenses in connection with the Plans or to set up reserves; therefore, to such extent it has a lien upon the shares of the Planholder.
 The Custodian causes periodic audits to be taken of the records maintained by it relating to the Plans, unless such audits are arranged for by the Sponsor, and prepares certain other reports required by law.
 The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial a portion or all of the Custodian Fees and other charges based on the functions which it performs. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices (including distribution notices and tax statements), reports to shareholders, prospectuses and proxy material.
 The Custodian makes charges for certain special services not covered by the regular Custodian charge. These include a charge of $1 for each withdrawal under the Systematic Withdrawal Program; a charge of $3 per account per year for the preparation of a complete transcript and a charge of $12 for each year on which no investment has been made for a 12-month period (inactive account fee). A charge of $2.50 will be made for each of the following: any check or preauthorized check which is not honored by the bank on which it is drawn; changing instructions as to whether dividends and distributions are to be received in cash or reinvested in Fund shares; changing a Plan denomination; a partial withdrawal, liquidation or restoration of shares or money; a transfer or assignment of title; a complete withdrawal or termination of a Plan prior to completion; and the issuance of any Plan denomination in exchange for a different Plan denomination. EXCEPT FOR THE $12 INACTIVE ACCOUNT FEE (TO INCLUDE COMPLETED PLANS), THE $2.50 PLAN TERMINATION FEE, AND THE ANNUAL $10 IRA MAINTENANCE FEE, THE INCIDENTAL FEES DESCRIBED ABOVE WILL BE PAID BY THE SPONSOR VOLUNTARILY. Although it has no current intention of doing so, the Sponsor reserves the right to reimpose these fees at some future date.

TAXES

 For tax purposes, Planholders are treated as directly owning the Fund shares. As more fully described in the Fidelity Destiny Portfolios' Prospectus, dividends and distributions paid to Planholders, or reinvested for them, are taxable to them individually. An appropriate notice regarding taxable distributions will be sent to Planholders. Planholders may elect to instruct Boston Financial to withhold 28% of dividends or distributions and have that amount sent directly to the IRS. See page for program details.
 If Planholders itemize their deductions, they may be able to deduct Custodian Fees that have been charged against the Plans to the extent such fees along with the Planholder's other miscellaneous itemized deductions exceed 2% of the Planholder's adjusted gross income (2% floor). The cost basis of shares acquired by each Planholder is the amount paid for those shares, including the Creation and Sales Charges and the cost of reinvested distributions but not including the Custodian Fees. In addition, Planholders with IRAs who itemize their deductions may claim as a miscellaneous itemized deduction (subject to the 2% floor discussed above), Administrative or Trustee fees incurred in connection with the IRA if such fees are separately billed or paid.
 Any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of each Fund's shares or other property credited to an investor's account in accordance with the provisions of his Plan and any taxes levied or assessed with respect to the Funds' shares or the income therefrom shall be borne by the Planholder individually, and not by the Custodian or Sponsor.
 For a more complete and detailed discussion on taxes, see page    F-19
of Fidelity Destiny Portfolios' Prospectus.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

 The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems such action to be in the best interest of the Planholders. Such substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:
(A) obtain an order from the SEC approving such substitution;
(B) give written notice of the proposed substitution to the Custodian;
(C) give written notice of the proposed substitution to each Planholder; giving a reasonable description of the new Fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of such notice, the Planholder will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and
(D) provide the Custodian with a signed certificate stating that such notice has been given to the Planholder.
 If the certificate is not surrendered within 30 days from the date of this notice, the Custodian shall purchase the new shares for your account with any dividends or distributions which may be reinvested for your account. If the new shares are also to be substituted for the shares already held, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.
 If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear the prorata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Custodian the authority to terminate the Plan.

TERMINATION OF A PLAN

 Although a Plan may call for regular investments over a 10- or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan has been in default for more than six consecutive months or unless shares of the Fund are not obtainable and a substitution is not made. The year of default will not start until the Planholder has been given full credit for the amount of any preinvestments made. Under current policies, ONE INVESTMENT IS REQUIRED DURING EACH 6-MONTH PERIOD OF THE CALENDAR YEAR TO PREVENT THE PLAN FROM BEING IN DEFAULT.
 After 300 investments, or if other events justify termination, the Sponsor or the Custodian has the right to terminate a Plan 60 days after mailing the Planholder written notice. Such notice will request that the Planholder elect to have the Plan either distributed in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. On termination, the Custodian, acting as the Planholder's agent, may surrender for liquidation all of the Fund shares credited to the Plan, or sufficient shares to pay all authorized deductions and leave no fractional shares. The shares and/or cash, after paying all authorized deductions, will be held by the Custodian for delivery to the Planholder.
 No interest will be paid by the Custodian on any cash balances. If the Planholder does not respond within 60 days after the notice of termination, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing the check for the liquidated value of the shares to the Planholder. The Planholder will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for the benefit of the Planholder, subject only to escheat laws and without obligation to pay interest or to reinvest the same.

THE CUSTODIAN AND SPONSOR

1. THE CUSTODIAN
 State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian Agreement (the Agreement) with the Sponsor and maintains custody of the Plans.
 Investments under the Plans are sent to Boston Financial who, after making authorized deductions, applies the money to the purchase of Fund shares. Investments in Destiny Plans I purchase shares of Destiny I; investments in Destiny Plans II purchase shares of Destiny II. The Custodian holds these shares in its custody, receiving dividends and distributions that, at the Planholder's option, may be remitted either to the Planholder or reinvested in additional Fund shares.
 The Custodian has assumed only those obligations specifically imposed on it under its Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.
 The Agreement cannot be amended to affect the rights and privileges of any investor without written consent of the Planholder, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Agreement or if the Custodian terminates after the third year of the life of the Agreement on 90 days' notice, or after the expiration of any further two-year period on 30 days' notice.
2. THE SPONSOR
 Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.
 Edward C. Johnson 3d, Director, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., (1986), and Fidelity Management & Research (Far East) Inc. He is Trustee and President of the mutual funds for which FMR is investment adviser.
    Michael Mlinac, Director (1995); President of Fidelity Investments Southwest Company (Southwest), a division of Distributors (1996); Senior Vice President of Southwest (1994).
 Mark A. Peterson, Director (1995); Executive Vice President of FMR Corp.
(1989).
 Neal Litvack, President (1995); Executive Vice President of Fidelity Investments Retail Marketing (1993).
 Christina Polizzotto, Senior Vice President (1996).
 Arthur S. Loring, Vice President and Clerk, is Senior Vice President
(1993) and General Counsel of FMR, and Vice President-Legal of FMR Corp. Caron Ketchum, Treasurer (1995); Controller (1991).
 Gary Greenstein, Assistant Treasurer (1995); Vice President, Taxation of FMR Corp. (1993).
 Jay Freedman, Assistant Clerk (1996); Clerk of FMR Corp. (1996); Associate General Counsel of FMR Corp. (1995); Senior Legal Counsel of FMR Corp.
(1987).
 Linda Capps Holland, Compliance Officer (1995); Director, FMR Corp. Compliance Department (1990).
 During the twelve months ended September 30, 199   6    , officers of the
Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $220,000,000.
 Plans may be purchased and investments made thereunder at NAV by any of the following: Trustees of the Funds, directors, officers and full-time employees of FMR Corp. (or its direct or indirect subsidiaries) or by employee benefit plans covering employees of FMR Corp. or its affiliates, provided such purchases are made for investment purposes and that the shares will not be resold except to the Custodian or to the Funds.
 The Sponsor is an affiliate of FMR, which is a wholly owned subsidiary of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

GENERAL

 The terms of the Plans are set out in a Custodian Agreement which is governed by the laws of The Commonwealth of Massachusetts. The Plans are considered to be a unit investment trust under the Investment Company Act of 1940, and are so registered with the SEC. Such registration does not imply supervision of management or investment practices or policies by the SEC.
 The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' Prospectus beginning on page F-1. Generally, shares of the Funds are purchased at NAV within two business days of the date the Custodian receives Plan investments. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then current NAV unless otherwise directed by the Sponsor or unless the Planholder directs Boston Financial to remit them to the Planholder in cash.
 Commissions and Servicing Charges ranging from 40% to 93% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Dealer's Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. Also, the Sponsor will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale and service of the Destiny Plans without reimbursement from the Destiny Funds. In some instances, these incentives may be offered only to certain investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of Plans. These broker-dealer firms are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," shall constitute any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any such dealer or investment broker.
 Fidelity Systematic Investment Plans are currently offered in all states except Maine. The Sponsor is seeking to register the Plans in this state. Ohio salesmen must be registered under the Ohio Bond Debenture Act. 5.ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY
DESTINY I PLAN
IN TERMS OF AN ASSUMED INITIAL INVESTMENT OF $50 AND SUBSEQUENT INVESTMENTS OF $50 PER MONTH
WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL SHARES
 The table below covers the period from October, 198   1     to September,
199   6     and investments are made at the end of each month.
 This period was one of widely fluctuating common stock prices. The results shown should not be considered a representation of the dividend income or capital gain or loss in the Plans today. Such Plans cannot assure a profit or protect against depreciation in declining markets.

                                    DEDUCTIONS (A)                                   CUMULATIVE TOTAL VALUE OF SHARES
                                                               ANNUAL     ANNUAL
 INVEST- FISCAL                     ANNUAL  ANNUAL             DIVIDEND   CAPITAL
                                                                          GAIN
 MENT    YEAR           CUMULATIVE  SALES   CUSTODIAN TOTAL    INCOME     DISTRIBUT FROM       FROM      FROM          TOTAL VALUE
                                                                          IONS RE
 NO.     ENDED          INVESTMENTS CHARGES FEES (B)  SHARES   REINVESTED INVESTED  INVESTMENT DIVIDENDS CAPITAL GAINS OF PLAN (C)
    1-12 Sept-8   2     $ 600.00   $ 300.00 $ 13.20    34.574   $ 8.70    $ 7.73    $ 290.47     $ 9.49     $ 8.44      $ 308.40
   13-24 Sept-8   3     1,200.00      34.32   13.20    90.911    23.49    151.02      987.55      36.60     158.60      1,182.75
   25-36 Sept-8   4     1,800.00      34.32   13.20    162,490   42.11    211.78    1,342.11      77.97     370.56      1,790.64
   37-48 Sept-8   5     2,400.00      34.32   13.20    237.707   92.32    228.79    1,818.31     165.35     583.58      2,567.24
   49-60 Sept-8   6     3,000.00      34.32   13.20    340.916   86.57    687.12    2,480.47     265.79   1,307.23      4,053.49
   61-72 Sept-8   7     3,600.00      34.32   13.20    442.281  100.70    861.57    3,664.99     430.15   2,472.73      6,567.87
   73-84 Sept-8   8     4,200.00      34.32   13.20    541,286  116.38    410.43    3,522.31     474.36   2,455.46      6,452.13
   85-96 Sept-8   9     4,800.00      34.32   13.20    617.718  164.73    320.00    5,004.91     776.27   3,391.93      9,173.11
  97-108 Sept-   90     5,400.00      34.32   13.20    728.314  212.37    686.74    4,194.04     757.13   3,111.27      8,062.44
 109-120 Sept-9   1     6,000.00      34.32   13.20    804.093  251.18    327.30    6,571.67   1,330.30   4,754.46     12,656.42
 121-132 Sept-9   2     6,600.00      34.32   13.20    993.210  269.99  2,019.28    6,800.55   1,547.74   6,589.60     14.937.88
 133-144 Sept-9   3     7,200.00      34.32   13.20    1160.407 291.00  1,809.59    8,195.53   2,048.49   9,320.44     19,564.46
 145-156 Sept-9   4     7,800.00      34.32   13.20    1273.393 128.23  1,212.32    9,165.66   2,288.10  11,085.30     22,539.06
 157-168 Sept-9   5     8,400.00      34.32   13.20    1564.115 434.71  3,234.79   10,345.26   3,001.03  16,027.79     29,374.08
 169-180 Sept-9   6     9,000.00      34.32   13.20    1698.862 674.63  1,270.82   11,825.96   4,013.10  18,834.72     34,673.77
                      $ 9,000.00   $ 780.48 $198.00          $2,897.11 $13,439.26                          TOTAL  $    34,673.77

NOTES:
(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.
(B) Exclusive of a Service Charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
199   6    , the charge was $7.09 for Destiny I and $   7.29     for
Destiny II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.
(C) Total is determined by Destiny I's fiscal year-end NAV.
No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested.
6.ILLUSTRATION OF A HYPOTHETICAL $166.66 MONTHLY
DESTINY I PLAN
IN TERMS OF AN ASSUMED INITIAL INVESTMENT OF $166.66 AND SUBSEQUENT INVESTMENTS OF $166.66 PER
MONTH WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL SHARES
 The table below covers the period from October, 198   1     to September,
199   6     and investments are made at the end of each month.
 This period was one of widely fluctuating common stock prices. The results shown should not be considered a representation of the dividend income or capital gain or loss in the Plans today. Such Plans cannot assure a profit or protect against depreciation in declining markets.

                                   DEDUCTIONS (A)                                   CUMULATIVE TOTAL VALUE OF SHARES
                                                               ANNUAL  ANNUAL
 INVEST- FISCAL                    ANNUAL  ANNUAL             DIVIDEND CAPITAL
                        CUM                                            GAIN
 MENT    YEAR           ULATIVE    SALES   CUSTODIAN TOTAL    INCOME   DISTRIBUT FROM       FROM      FROM      TOTAL VALUE
                        INVEST                                RE       IONS RE                        CAPITAL
 NO.     ENDED          MENTS      CHARGES FEES (B)  SHARES   INVESTED INVESTED  INVESTMENT DIVIDENDS GAINS     OF PLAN (C)
   1-12 Sept-8   2     $ 1,999.92 $ 999.96 $ 18.00   118.377   $ 29.77   $ 26.46   $ 994.53
                                                                                              $ 32.50   $ 28.89 $ 1,055.92
  13-24 Sept-8   3       3,999.84    75.96   18.00   312.558     80.73    518.97   3,395.88    125.61    544.88   4,066.38
  25-36 Sept-8   4       5,999.76    75.96   18.00   559.275    144.90    728.77   4,620.80    268.02  1,274.40   6,163.21
  37-48 Sept-8   5       7,999.68    75.96   18.00   818.582    317.89    787.82   6,263.79    568.93  2,007.96   8,840.69
  49-60 Sept-8   6       9,999.60    75.96   18.00  1174.294    298.17  2,366.72   8,547.23    914.82  4,500.31  13,962.36
  61-72 Sept-8   7      11,999.52    75.96   18.00  1523.683    346.92  2,968.08  12,631.19  1,480.83  8,514.68  22,626.69
  73-84 Sept-8   8      13,999.44    75.96   18.00  1865.009    400.95  1,414.03  12,141.47  1,633.39  8,456.05  22,230.91
  85-96 Sept-8   9      15,999.36    75.96   18.00  2128.549    567.62  1,102.63  17.253.81  2,673.40 11,681.74  31,608.95
 97-108 Sept-   90      17,999.28    75.96   18.00  2509.813    731.81  2,366.46  14,459.52  2,607.84 10,716.27  27,783.63
109-120 Sept-9   1      19,999.20    75.96   18.00  2771.106    865.63  1,127.95  22,658.12  4,582.51 16,376.57  43,617.21
121-132 Sept-9   2      21,999.12    75.96   18.00  3422.976    930.46  6,959.11  23,448.17  5,331.95 22,701.44  51,481.56
133-144 Sept-9   3      23,999.04    75.96   18.00  3999.322  1,002.92  6,236.64  28,259.08  7,057.46 32,112.03  67,428.57
145-156 Sept-9   4      25,998.96    75.96   18.00  4388.834    441.93  4,178.25  31,605.16  7,883.16 38,194.05  77,682.36
157-168 Sept-9   5      27,998.88    75.96   18.00  5390.942  1,498.28 11,148.97  35,673.76 10,340.12 55,228.02 101,241.89
169-180 Sept-9   6      29,998.80    75.96   18.00  5855.453
                                                              2,325.22  4,380.07  40,780.45 13,828.08 64,901.27   119.509.80
                      $ 29,998.80 $2,063.40 $270.00         $ 9,983.21 $46,310.92                        TOTAL  $ 119,509.80

NOTES:
(A) Under the terms of this Plan, out of the initial investment of $166.66, $83.33 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $999.96. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18. Deductions from the first 12 investments therefore total $1,017.96 or 50.90% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.78% of the total agreed investments.
(B) Exclusive of a Service Charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined annually by pro rating each Plan's administrative costs over
the total number of Plan accounts. For    the     fiscal year    ended
    199   6    , the charge was $7.09 for Destiny I and $   7.29     for
Destiny II per Plan account. In addition, subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.
(C) Total is determined by Destiny I's fiscal year-end NAV.
No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested.
APPENDIX: GLOSSARY OF TERMS
COMPLETED PLAN: A Destiny Plan is considered completed once the face amount (defined below) of the Plan has been invested.
CONTRACTUAL PLAN: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.
CURRENT PLAN: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. DOLLAR-COST AVERAGING: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is generally lower than the average price at which the securities were purchased.
FACE AMOUNT: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15 year plan would have a face amount of $54,000.
FACE CHANGE: Increasing or decreasing the amount of investments needed to complete a particular plan is known as a Face Change. (See page of the Plans' Prospectus for instructions on completing a Face Change).
MUTUAL FUND: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. They offer investors the advantages of diversification and professional management.
PERSISTENCY: To maintain a Current Plan (See CURRENT PLAN above). PERSISTENCY RATE: The percentage of plans sold that remain current (See CURRENT PLAN above).
RIGHTS OF ACCUMULATION: The right to apply reduced creation and sales charges based on the face amount of the Plan. (See pages and for a schedule of creation and sales charges.)
SYSTEMATIC INVESTMENT PLAN: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A contractual plan is a special type of systematic investment plan (see Contractual Plan above).
UNIT INVESTMENT TRUST (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 199   6
ASSETS:

Securities of
investment company:
   215,228,493
shares of Destiny I
held for investors,
valued at net asset
value of
$   20.41     per
share (Note 1)
(average cost
$   3,086,259,941    )                               $    4,392,813,542
Cash                                                      257,616
Receivable for
Destiny I shares
sold                                                      1,565
  Total assets                                            4,393,072,723
LIABILITIES:
Payable for Destiny
I shares purchased                   $    121,031
Payable to custodian,
sponsor and broker/
dealer (Note    4    )                    1,111,546
  Total liabilities                                       1,232,577
NET  ASSETS (Note 2)                                 $    4,391,840,146

Statements of Operations

                    Year Ended        Year Ended          Year Ended
                   September 30,     September 30,       September 30    ,
                      1996              1995                 1994
INVESTMENT INCOME:
 Distributions
received on
shares of
Destiny I
from:
  Net investment
income        $    89,281,971     $    60,916,170     $    18,829,578
  Realized
gains              168,182,318         453,287,974         178,025,098
                   257,464,289         514,204,144         196,854,676
EXPENSES
(Note    4    ):
 Custodian
Fees              367,960              370,441             356,400
 Administrative
expenses          585,608              572,532             568,939
  Net expenses    953,568              942,973             925,339
   Investment
income - net      256,510,721         513,261,171         195,929,337
REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS:
Complete and
partial
liquidations,
including
Destiny I
shares delivered
 to investors
at market value:
  Proceeds
received         239,729,317         201,989,707         185,297,323
  Cost of
Destiny I
shares           (176,894,004)     (170,341,528)         (146,535,481)
  Net realized
gain on Plan
liquidations     62,835,313            31,648,179          38,761,842
  Net increase
(decrease) in
unrealized
appreciation     300,213,194          306,455,241         119,439,135
  Net realized
and unrealized
gain (loss)
on Plan shares    363,048,507         338,103,420         158,200,977
Net increase in
net assets
resulting from
operations   $    619,559,228     $    851,364,591     $    354,130,314

DESTINY PLANS I - FINANCIAL STATEMENTS - CONTINUED

Statements of Changes in Net Assets Invested in Shares of Destiny I
                       Year Ended                           Year Ended                          Year Ended
                       September 30, 1996                   September 30, 1995                  September 30, 1994
                       Amount            Shares             Amount             Shares           Amount             Shares
Net assets at
 beginning of
     period            $    3,908,031,571 208,146,062        $    3,167,159,095 178,987,821     $    2,889,144,421 171,360,879
   Additions during period:
     From investor
      payments         123,968,130                               123,584,347                       123,225,240
  Less: creation and
       sales charges
        (Note    4)    (4,613,942)                               (4,266,731)                       (3,880,657)
   Custodian Fees
       and insurance
         premiums
    ( Note    4    )      (879,688)                              (918,278)                         (969,567)
 Balance invested in
       Destiny I
shares                  118,474,500        6,323,547              118,399,338 7,248,988            118,375,016   6,929,240
Investment income
      - net             256,510,721                               513,261,171                      195,929,337
  Less: Cash
       distributions
       to investors     (14,495,836)                              (26,901,746)                     (9,193,333)
 Balance reinvested in
       Destiny I
shares                  242,014,885        13,211,616             486,359,425  34,156,291         186,736,004     11,373,415
Net realized gain on
      Plan
liquidations           62,835,313                                 31,648,179                      38,761,842
Net increase (decrease)
      in unrealized
 appreciation             300,213,194                             306,455,241                     119,439,135
           Total          4,631,569,463     227,681,225           4,110,021,278 220,393,100    3,352,456,418       189,663,534
Deductions during period:
 Redemptions and
      cancellations of
  Destiny I shares         239,729,317     12,452,732             201,989,707   12,247,038        185,297,323      10,675,713
Net assets at end
      of period   /r> $

   4,391,840,146   215,228,493       $    3,908,031,571 208,146,062     $    3,167,159,095 178,987,821

FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS II
FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 199   6

ASSETS:
Securities of
investment company:
     212,482,392
    shares of Destiny
II held for investors,
valued at net asset
value of $   11.61
    per share (Note 1)
 (average cost
$   1,808,442,221    )                               $    2,466,920,571
Cash                                                      1,183,569
Receivable for
Destiny II
shares sold                                               30,201
  Total assets                                            2,468,134,341
LIABILITIES:
Payable for
Destiny II shares
purchased                             $    466,890
Payable to custodian,
sponsor and
broker/dealer
(Note    4    )                          2,311,867
  Total liabilities                                       2,778,757
NET  ASSETS (Note 2)                                 $    2,465,355,584

Statements of Operations
                   Year Ended          Year Ended           Year Ended
                 September 30,        September 30,       September 30,
                   199   6               199   5            1994
INVESTMENT INCOME:
 Distributions
received on
shares of
Destiny II
from:
  Net investment
income        $    42,663,716     $    25,297,415     $    3,475,304
  Realized
gains              59,856,556         149,760,699         37,359,518
                  102,520,272         175,058,114         40,834,822
EXPENSES (Note
   4    ):
 Custodian Fees    367,638             316,099              255,100
 Administrative
 expenses        1,204,257             1,053,084           785,991
  Net
expenses        1,571,895              1,369,183           1,041,091
   Investment
income - net     100,948,377          173,688,931         39,793,731
REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS:
Complete and
partial
liquidations,
including Destiny
II shares
delivered
to investors at
market value:
  Proceeds
received        115,283,136         82,247,858         48,053,822
  Cost of
Destiny II
shares          (82,011,653)         (70,179,662)         (39,586,649)
  Net realized
gain on Plan
liquidations    33,271,483         12,068,196         8,467,173
  Net increase
in unrealized
appreciation    185,902,326         221,801,939         40,473,941
  Net realized
and unrealized
gain on Plan
shares          219,173,809         233,870,135         48,941,114
 Net increase
in net assets
resulting from
operations  $    320,122,186     $    407,559,066     $    88,734,845

DESTINY PLANS II - FINANCIAL STATEMENTS - CONTINUED
Statements of Changes in Net Assets Invested in Shares of Destiny II

                       Year Ended                              Year Ended                       Year Ended
                       September 30, 199   6                September 30, 1995                  September 30, 1994
                       Amount           Shares              Amount             Shares           Amount             Shares
Net assets at
     beginning of
     period            $   1,978,480,817 187,243,794        $   1,404,707,380 147,714,375       $   743,929,106    83,650,200
Additions during period:
 From investor
      payments         311,357,075                             275,033,552                         219,138,314
  Less: creation and
       sales charges
       (Note
   4    )             (26,843,231)                             (24,297,468)                        (19,860,278)
   Custodian Fees
        (Note
   4    )             (1,961,326)                              (1,692,890)                         (1,389,617)
 Balance invested in
      Destiny II
shares                282,552,518      26,251,535              249,043,194     26,849,400         197,888,419      21,303,009
Investment income
     - net           100,948,377                               173,688,931                         39,793,731
  Less: Cash
    distributions
    to investors     (516,801)                                 (580,964)                            (123,770)
 Balance reinvested in
      Destiny II
shares               100,431,576       9,616,656               173,107,967      21,475,284           39,669,961    4,586,301
Plan combination
     (Note
   5    )            -- --                                       422,332,602                       43,330,977
Net realized gain
     on Plan
liquidations        33,271,483                                  12,068,196                            8,467,173
Net increase in
     unrealized
appreciation       185,902,326                                  221,801,939                           40,473,941
        Total      2,580,638,720      223,111,985               2,060,728,676    196,039,059         1,452,761,202   152,870,487
Deductions during period:
 Redemptions and
      cancellations of
  Destiny II
shares               115,283,136     10,629,593                 82,247,859        8,795,265         48,053,822     5,156,112
Net assets at end
     of
period          $   2,465,355,584     212,482,392            $    1,978,480,817   187,243,794     $   1,404,707,380  147,714,375
Shares have been adjusted for a 3 - for - 1 split (see note 3).

NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES: The Plans are a unit investment trust
registered under the Investment Company Act of 1940   , as amended,
with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the "Funds").
   Destiny Plans I is for the accumulation of shares of Fidelity Destiny
Portfolios: Destiny I; Destiny Plans II is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny II.
The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:
Destiny Plans I is for the accumulation of shares of Fidelity Destiny
Portfolios: Destiny I; Destiny Plans II is for the accumulation of shares of Fidelity Destiny Portfolios: Destiny II.
SECURITY VALUATION. The investments in shares of Fidelity Destiny
Portfolios: Destiny I and Destiny II are valued at each of the Fund Portfolio's respective bid market price which is equal to the net asset value per share of each of the Fund Portfolios at period end.
FEDERAL INCOME TAXES. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.
TRANSACTION DATES. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.
COST METHOD. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.
2. PLAN ASSETS
 Destiny Plans I assets consisted of the following at September 30,
199   6    :

                                       Systematic
                    Systematic         Investment
                    Investment         Plans with          Total of
                       Plans            Insurance          All Plans
Payments received
from investors on
 outstanding
Plans         $    1,403,489,092     $    1,044,554 $ 1,404,533,646
Deduct:
 Sponsor fees          74,139,533         55,907      74,195,440
 Custodian Fees        10,630,703         11,229         10,641,932
 Insurance premiums    --                 31,647         31,647
  Total deductions     84,770,236         98,783         84,869,019
Net payments invested
in shares of
Destiny I           1,318,718,856         945,771         1,319,664,627
Add:
 Distributions
from investment
income reinvested     268,132,056         835,208         268,967,264
 Distributions
from realized
gains reinvested    1,493,349,627        4,278,423        1,497,628,050
 Unrealized
appreciation in
Destiny I shares
held at September
30, 1996           1,304,063,395         2,490,206        1,306,553,601

Deduct:
 Fees payable          (972,672)             (724)            (973,396)
  Net assets  $    4,383,291,262     $    8,548,884     $ 4,391,840,146

NOTES TO FINANCIAL STATEMENTS - CONTINUED
2. PLAN ASSETS - CONTINUED
 Destiny Plans II assets consisted of the following at September 30,
199   6    :
Payments received from investors on
  outstanding Plans                               $    1,546,374,560
Deduct:
 Sponsor fees                                        167,526,844
 Custodian Fees                                      12,597,130
  Total deductions                                   180,123,974
Net payments invested in shares of Destiny II        1,366,250,586

Add:
 Distributions from investment income reinvested     54,888,809
 Distributions from realized gains reinvested        387,302,807
 Unrealized appreciation in Destiny II shares
held at         September 30, 199   6                658,478,350
Deduct:
 Fees payable                                        (1,564,968)
  Net assets                                     $    2,465,355,584
 3. CAPITAL SHARES: On January 18, 1996, the Trustees of Destiny II approved a three-for-one stock split of the capital shares of Destiny II for shareholders of record as of June 21, 1996. A total of 139,172,552 capital shares of Destiny II were issued to Destiny Plans II in connection with the split. Share amounts in the accompanying financial statements have been restated to reflect the aforementioned split.
4    . EXPENSES AND DEDUCTIONS: For information regarding Creation and
Sales Charges, Custodian Fees, and Administrative expenses see pages 16 and 17 of this Prospectus.
Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received approximately
$   812,000, $907,000, and $789,000     as its portion of the Creation and
Sales Charges on sales of Plans I during the years ended September 30,
1996, 1995, and 1994, respectively; $   3,285,000, $2,927,000, and
$2,271,000     on sales of Plans II during the year ended September 30,
1996, 1995, and 1994, respectively.
   5    . PLAN COMBINATION: At a meeting on March 15, 1993, Security Action
Fund shareholders approved an Agreement and Plan of Reorganization (the Reorganization) pursuant to which, on March 26, 1993, Fidelity Destiny
Portfolios: Destiny II acquired substantially all of the assets of Security Action Fund. Fidelity Distributors Corporation, the sponsor and principal underwriter of the Plans, filed an exemptive application with the Securities and Exchange Commission (SEC) to permit the Destiny Plans II shares maintained under the Destiny Custodian Agreement and the Destiny Plans IIA (formerly Security Action Plans) shares maintained under the Security Action Plans Custodian Agreement to be combined into one pool maintained under the Destiny Custodian Agreement. The SEC subsequently approved the combination request filed in the exemptive application.
    On September 16, 1994, combination of Destiny Plans II and Destiny Plans IIA was completed and, upon an opinion of counsel, treated as non-taxable to the Plans. Destiny Plans IIA net assets at that date (valued at $422,332,602), including $80,570,490 of unrealized appreciation were
combined with those of Destiny Plans II.        The aggregate net assets of
Destiny Plans II and Destiny Plans IIA immediately before the combination were $1,017,390,186 and $422,332,602, respectively.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Directors of Fidelity Distributors Corporation and Investors under
 Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans
II:
 We have audited the accompanying statements of assets and liabilities of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II
(the "Plans") as of September 30, 199   6    , and the related statements
of operations and changes in net assets invested in shares of Destiny I and
Destiny II for    each of the three years in the period ended September 30,
1996.     These financial statements are the responsibility of the Plans'
management. Our responsibility is to express an opinion on these financial statements based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 199   6     by correspondence with the custodian. An audit
also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II as of September 30,
199   6    , the results of their operations and the changes in their net
assets invested in shares of Destiny I and Destiny II for    each of the
three years in the period ended September 30, 1996     in conformity with
generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November    12    , 199   6
FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
STATEMENT OF FINANCIAL CONDITION
AS OF DECEMBER 31, 199   5
(IN THOUSANDS EXCEPT FOR SHARE AMOUNTS)
ASSETS
Cash                                                        $    167
Receivables:
 Brokers, dealers, and customers                                15,719
 Other      14,048
Investments, at market (cost $16,759)                           17,234
Property and equipment, net                                     11,169
Other assets                                                    17,945
 Total Assets                                               $    76,282

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Payable to mutual funds                                    $    15,719
Other liabilities                                             399
 Total Liabilities                                            16,118

Stockholder's equity:
Preferred stock, 5% noncumulative, $100 par value;
authorized 5,000 shares;
 issued and outstanding 4,750 shares                       475
Common stock, $1 par value; authorized
1,000,000 shares;
 issued and outstanding 1,061 shares                       1
Additional paid-in capital                                    13,494
Retained earnings                                             80,065
                                                              94,035
 Less: Receivable from parent company                         (33,871)
 Total Stockholder's Equity                                   60,164
  Total Liabilities and Stockholder's Equity               $    76,282
The accompanying notes are an integral part of this financial statement. FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO STATEMENT OF FINANCIAL CONDITION
   A. PRINCIPAL BUSINESS ACTIVITIES:
Fidelity Distributors Corporation ("FDC" or the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an affiliate, Fidelity Management & Research Company and is the sponsor of Fidelity Destiny Plans. A division of Fidelity Distributors Corporation provides pricing and bookkeeping services, mutual fund transfer agent services and other processing functions on behalf of affiliated companies.
B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
USE OF ESTIMATES
The preparation of the statement of financial condition in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 1995. Actual results could differ from the estimates included in the statement of financial condition.
REVENUE RECOGNITION
Commission income, arising from the sale of mutual fund and contractual plan shares, is recorded on the trade date of the purchased fund or plan shares. Under certain arrangements, a portion of this income is paid to outside broker/dealers and affiliates. Mutual fund redemption fees are recognized on the trade date. Service fees are recognized as earned.
INCOME TAXES
The Company is included in the consolidated federal and certain state income tax returns filed by FMR Corp. The company is allocated a charge equivalent to taxes on income as if it were filing returns on an individual company basis.
The Company's deferred tax assets at December 31, 1995 approximated $1,593,000. The principal sources of temporary differences relate to deferred compensation, pension expense and unrealized depreciation of investments.
INVESTMENTS
Investments, comprised principally of shares held in Fidelity mutual funds, are stated at market value.
FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO STATEMENT OF FINANCIAL CONDITION (CONTINUED)
   B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:
PROPERTY AND EQUIPMENT
Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation is computed over the estimated useful lives of the related assets, which vary from three to five years, using primarily the straight line method. Leasehold improvements are amortized over the lesser of their economic useful life or the term of the lease. Maintenance and repairs are charged to operations when incurred. Renewals and betterments of a nature considered to materially extend the useful lives of the assets are capitalized.
C. TRANSACTIONS WITH AFFILIATED COMPANIES:
FDC is party to several arrangements with affiliated companies. Under these arrangements, FDC charged these affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for commission expenses, promotional expenses, equipment processing services, and occupancy expenses. In addition, certain direct and indirect expenses incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.
FDC participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees. There are no statistics available for the actuarial data of this separate company. There are no unfunded vested benefits relating to employees of FDC.
FDC also participates in FMR Corp.'s defined contribution profit sharing and retirement plans covering substantially all employees. Annual contributions to the plans are based on either stated percentages of eligible employee compensation or employee contributions.
All intercompany transactions are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unrelated parties. The Company receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company offsets liabilities to affiliated companies which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. As the net receivable was not settled in the ordinary course of business, it has been reported as a reduction in shareholder's equity.
FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO STATEMENT OF FINANCIAL CONDITION (CONTINUED)
D.  PROPERTY AND EQUIPMENT:
Property and equipment consists of the following (in thousands):
Equipment                                               $ 22,126
Leasehold improvements                                  5,794
Furniture and fixtures                                  1,452
                                                        29,372
Less: Accumulated depreciation and amortization         18,203
                                                        $ 11,169
E. NET CAPITAL REQUIREMENT:
FDC is subject to the Securities and Exchange Commission's Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. At December 31, 1995, FDC had net capital of $14,629,000 which was $14,567,000 in excess of its required net capital of $62,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1995 was 0.06 to 1.
REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Stockholder of Fidelity Distributors
Corporation
 (A Wholly-Owned Subsidiary of FMR Corp.):
We have audited the accompanying statement of financial condition of
Fidelity Distributors Corporation as of December 31,    1995    . This
financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Fidelity Distributors
Corporation as of December 31,    1995    , in conformity with generally
accepted accounting principles.
Boston, Massachusetts
January    26, 1996











[This Page Intentionally Left Blank]

FIDELITY
DESTINY PORTFOLIOS:
DESTINY I AND DESTINY II
Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of
   the     funds   '     most recent financial report and portfolio listing
or a copy of the Statement of Additional Information (SAI) dated November 22, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http:/www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Distributors Corporation (FDC) at the appropriate number listed below, or your investment professional.
FIDELITY DISTRIBUTORS CORPORATION
FIDELITY INVESTMENTS INSTITUTIONAL SERVICES COMPANY, INC., BROKER/DEALER SERVICES DIVISION
Nationwide (toll-free) 1-800-433-0734
Overseas (call collect) 1-617-328-5000

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.


LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
DES-pro-1196
Each fund seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities. Shares of each fund may be purchased only through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans or a
Plan), a unit investment trust. Details of the Plans, including the Creation and Sales Charges, as well as Custodian Fees, are discussed in the Prospectus for the Plans. The charges for the first year of a Plan may amount to as much as 50% of the amounts paid under a Plan. Prospective investors should read this Prospectus in conjunction with the Plans' Prospectus.
PROSPECTUS
NOVEMBER 22, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and
                                         the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


KEY FACTS


WHO MAY WANT TO INVEST
Each fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns and who want to be invested in the stock market for its long-term growth potential. Each fund invests for growth and does not pursue income.
Shares of each fund may be acquired only through the purchase of an interest in Fidelity Systematic Investment Plans: Destiny Plans I or
Destiny Plans II. The funds are designed for    investors who     are
seeking accumulation of capital through regular, systematic investing over a period of 10 years or more. Investments in the funds are based on the concept of "dollar-cost averaging." This involves consistently buying
uniform dollar amounts of a    fund     regardless of the price, at regular
intervals. When prices are low, more shares are bought than when prices are high. Because the value of the securities in each fund fluctuates with market conditions, if you liquidate your Plan investment when the market value of your shares is less than their original cost, including the initial Plan's Creation and Sales Charges, you will incur a loss. Investments in a systematic investment plan do not eliminate market risk. While FMR will seek to realize capital growth over the lifetime of a Plan, the policies FMR follows may not be appropriate if you are unable to complete your Plan. You should also consider your ability to continue to invest during periods of varying economic and market conditions.
Receipt by each fund of investments on a systematic basis tends to provide a more consistent level of fund assets than might be the case for those funds whose shares are sold directly and may allow each fund to plan for the gradual accumulation of various individual security positions. One example of how each fund could employ this concept is through the program of dollar-cost averaging as described above. Such a program could be hampered by increased net redemptions or the failure of Plan investors to purchase shares.
FMR is also the investment adviser to certain other investment companies not sold through systematic investment plans, which also have objectives of capital growth. The investment policies employed by each of these funds vary, as do the sales charges assessed to fund share purchases and the investment results each has attained.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may     pay when you
   buy or     sell shares of a fund. Neither fund will offer its shares
publicly except through the Plans, which impose separate Creation and Sales Charges. Creation and Sales Charges vary according to the monthly investment size and duration of each Plan. Please refer to the Plans' Prospectus for details.
                           Destiny I         Destiny II

Maximum sales charge on    None              None
purchases and reinvested
distributions

Maximum deferred sales     None              None
charge

Redemption fee             None              None

Exchange fee               None              None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that varies based on its performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Management fees and other expenses are reflected in each fund's share price and are not charged directly to individual shareholder accounts. For accounts maintained within the Plans, separate custodian fees and an annual service fee are charged directly to Planholders. Please refer to the section "Breakdown of Expenses," beginning on page and the Plans' Prospectus for further information.
The following are figures based on historical expenses of each fund, and are calculated as a percentage of average net assets of each fund.
                                Destiny          Destiny II
                                I

Management fee                    .62    %            .73    %

12b-1 fee (Distribution Fee)   None                None

Other expenses                    .03    %            .05    %

Total operating expenses          .65    %            .78    %

EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
             1 Year       3 Years       5 Years       10 Years

Destiny I    $    7       $    21       $    36       $    81

Destiny II   $    8       $    25       $    43       $    97

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
Please refer to page for the funds' past performance. As stated above, Creation and Sales Charges vary for each Plan. Generally, however, these charges are structured to decrease as a percentage of the monthly investment as the Plan progresses. Consequently, the major portion of the total Creation and Sales Charges incurred during the life of a Plan are assessed within its first year. For a detailed explanation of applicable rate structure, please refer to the Plans' Prospectus.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial statements are included in the funds' Annual Report and have been audited
by    Coopers & Lybrand L.L.P.    , independent accountants. Their report
on the financial statements and financial highlights is included in the Annual Report. The financial statements, the financial highlights, and the report are incorporated by reference into the funds' SAI, which may be obtained free of charge from FDC.
   DESTINY I



    7.Selected Per-Share Data and
 Ratios

 8.Years ended
 1996        1995        1994C       1993E       1993F       1992F       1991F       1990F       1989F       1988F       1987F
 September 30

 9.Net asset value,
$ 18.78     $ 17.70     $ 16.86     $ 17.22     $ 16.54     $ 15.23     $ 14.24     $ 14.03     $ 12.44     $ 15.93     $ 16.04
 beginning of period

 10.Income from
 Investment Operations

 11. Net investment
 .45         .41         .30         .04         .26         .31         .33         .46G        .30         .24         .28
 income

 12. Net realized and
2.42        3.54        1.69        .75         3.16        2.55        1.25        1.18        1.81        (.35)       2.47
 unrealized gain
  (loss)

 13. Total from
2.87        3.95        1.99        .79         3.42        2.86        1.58        1.64        2.11        (.11)       2.75
 investment operations

 14.Less Distributions

 15. From net
(.43)       (.34)       (.11)       (.14)       (.30)       (.49)       (.10)       (.38)       (.26)       (.39)       (.32)
 investment income

 16. From net realized
(.81)       (2.53)      (1.04)      (1.01)      (2.44)      (1.06)      (.49)       (1.05)      (.26)       (2.99)      (2.54)
 gain

 17. Total distributions
(1.24)      (2.87)      (1.15)      (1.15)      (2.74)      (1.55)      (.59)       (1.43)      (.52)       (3.38)      (2.86)

 18.Net asset value,
$ 20.41     $ 18.78     $ 17.70     $ 16.86     $ 17.22     $ 16.54     $ 15.23     $ 14.24     $ 14.03     $ 12.44     $ 15.93
 end of period

 19.Total returnB
16.04%      27.49%      12.30%      4.77%       23.90%      20.18%      11.93%      12.17%      17.90%      (1.45)      22.43%
                                                                                                            %

 20.Net assets, end of
$ 4,565     $ 4,053     $ 3,273     $ 2,973     $ 2,869     $ 2,373     $ 2,023     $ 1,832     $ 1,662     $ 1,440     $ 1,461
 period (In millions)

 21.Ratio of expenses
 .65%        .68%        .70%        .65%        .66%        .61%        .50%        .53%        .60%        .60%        .60%
 to average net assets

 22.Ratio of net
2.40%       2.35%       1.69%       1.11%       1.83%       2.00%       2.45%       3.37%       2.35%       2.10%       2.20%
 investment income to
 average net assets

 23.Portfolio turnover
 42%         55%         77%         82%         75%         75%         84%         75%         72%         80%         91%
 rate

 24.Average
$ .0175
 commission rate


 A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E THREE MONTHS ENDED SEPTEMBER 30, 1993
F YEARS ENDED JUNE 30
G INVESTMENT INCOME PER SHARE REFLECTS SPECIAL DIVIDENDS OF $.09 PER SHARE. DESTINY II
NOTE: PER SHARE DATA HAVE BEEN ADJUSTED FOR A 3-FOR-1 SHARE SPLIT PAID JUNE 21, 1996.



 25.Selected Per-Share Data and
 Ratios

 26.Years ended
1996        1995        1994        1993E       1993F       1992F       1991F       1990F       1989F       1988F      1987F
 September 30

 27.Net asset value,
$ 10.57     $ 9.52      $ 8.89      $ 8.82      $ 8.23      $ 7.83      $ 7.04      $ 6.88      $ 6.08      $ 6.99     $ 5.51
 beginning of period

 28.Income from
 Investment Operations

 29. Net investment
 .24         .22         .14         .01         .09         .11         .10         .19G        .08         .04        .01
 income

 30. Net realized and
1.34        1.99        .96         .41         1.61        1.36        .86         .76         .91         (.06)      1.57
 unrealized gain
  (loss)

 31. Total from
1.58        2.21        1.10        .42         1.70        1.47        .96         .95         .99         (.02)      1.58
 investment operations

 32.Less Distributions

 33. From net
(.22)       (.17)       (.04)       (.05)       (.12)       (.11)       (.12)       (.12)       (.06)       (.03)      --
 investment income

 34. From net realized
(.32)       (.99)       (.43)       (.30)       (.99)       (.96)       (.05)       (.67)       (.13)       (.86)      (.10)
 gain

 35. Total distributions
(.54)       (1.16)      (.47)       (.35)       (1.11)      (1.07)      (.17)       (.79)       (.19)       (.89)      (.10)

 36.Net asset value,
$ 11.61     $ 10.57     $ 9.52      $ 8.89      $ 8.82      $ 8.23      $ 7.83      $ 7.04      $ 6.88      $ 6.08     $ 6.99
 end of period

 37.Total returnB
15.43%      26.98%      12.67%      4.93%       23.28%      20.61%      14.35%      14.42%      16.76%      (.23)      29.37%
                                                                                                            %

 38.Net assets, end of
$ 2,538     $ 2,032     $ 1,437     $ 1,143     $ 1,061     $ 479       $ 326       $ 221       $ 143       $ 78       $ 37
 period (In millions)

 39.Ratio of expenses
 .78%        .80%        .80%        .84%        .84%        .88%        .84%        .87%        .97%        1.12%      1.50%
 to average net assets

 40.Ratio of net
2.38%       2.33%       1.56%       .69%        1.41%       1.60%       1.70%       3.07%       1.53%       1.07%      .39%
 investment income to
 average net assets

 41.Portfolio turnover
37%         52%         72%         80%         81%         113%        129%        112%        128%        148%       183%
 rate

 42.Average
$ .0182
 commission rate


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E THREE MONTHS ENDED SEPTEMBER 30, 1993
F YEARS ENDED JUNE 30
G INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDENDS OF $.07 PER
SHARE.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
All total returns quoted below do not include the effect of paying the separate Creation and Sales Charges and Custodian Fees associated with the purchase of shares of the funds through the Plans. Total returns would be lower if Creation and Sales Charges and Custodian Fees were taken into account. As previously discussed, shares of the funds may be acquired only through the Plans. Investors should consult the Plans' Prospectus for complete information regarding Creation and Sales Charges and Custodian Fees.
Each fund's fiscal year runs from October 1 through September 30. The tables below show each fund's performance over past fiscal years. The charts on page present calendar year performance.
   AVERAGE ANNUAL TOTAL RETURNS



   Fiscal periods ended     September 30   , 1996          Past 1          Past 5          Past 10          Life of
                                                           year             years            years             fund

   Destiny I                                                16.04%           19.05%           17.62%            18.41%*

   Destiny II                                               15.43%           18.70%           18.75%            21.86%**


   CUMULATIVE TOTAL RETURNS



   Fiscal periods ended               Past 1           Past 5            Past 10           Life of
       September 30   , 1996          year             years             years             fund

   Destiny I                           16.04%           139.10%           406.58%           8,330.83%*

   Destiny II                          15.43%           135.69%           457.44%           739.80%**


*  LIFE OF FUND - JULY 10, 1970 (COMMENCEMENT OF OPERATIONS).
** LIFE OF FUND - DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS).
The following tables show Destiny Plans I and Destiny Plans II average annual total returns calculated for the one, five, ten years and Life of Plan ended September 30, 1996 for a $50/month, 15 year Plan. Life of Plan figures are for the periods October 1, 1981 to September 30, 1996 for Destiny Plans I and Commencement of Operations (December 30, 1985) through September 30, 1996 for Destiny Plans II. The following Plan-related average annual total returns include change in share price, reinvestment of dividends and capital gains, and the effects of the separate Creation and
Sales Charges and Custodian Fees assessed through the Plans.    The
illustrations assume an initial $1,000 lump sum investment at the beginning of each period shown with no subsequent Plan investments. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned only had they made regular monthly investments
over the period.     Consult the Plans' Prospectus for more complete
information on applicable charges and fees.
   AVERAGE ANNUAL TOTAL RETURNS - DESTINY PLANS



   Fiscal periods ended               Past 1            Past 5           Past 10           Life of
       September 30   , 1996          year              years            years             plan

   Destiny I                           -44.54%           14.75%           16.08%            19.34%

   Destiny II                          -44.82%           14.42%           17.19%            20.42%


EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
       STANDARD & POOR'S 500 INDEX (S&P 500)    is a widely recognized,
unmanaged index of common stocks.
Unlike each fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE COMPETITIVE FUNDS AVERAGE    is the Lipper Growth Funds Average, which
currently reflects the performance of over 736 mutual funds with similar objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
A growth or growth and income fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a fund's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please call FDC at 1-800-433-0734.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
YEAR-BY-YEAR TOTAL RETURNS

Calendar years                                        1990     1991    1992    1993    1994     1995

DESTINY I                                             -3.15%   38.92   15.15   26.42   4.43%    36.95
                                                               %       %       %                %

Standard & Poor's 500 Index                           -3.10    30.47   7.62%   10.08   1.32%    37.58
                                                      %        %               %                %

Lipper Growth Funds Average                           -4.72    37.08   7.86%   10.61   -2.17%   30.79
                                                      %        %               %                %

Consumer Price Index                                  6.11%    3.06%   2.90%   2.75%   2.67%    2.54%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: -3.15
Row: 6, Col: 1, Value: 38.92
Row: 7, Col: 1, Value: 15.15
Row: 8, Col: 1, Value: 26.42
Row: 9, Col: 1, Value: 4.430000000000001
Row: 10, Col: 1, Value: 36.95
(LARGE SOLID BOX) DESTINY I
YEAR-BY-YEAR TOTAL RETURNS

Calendar years                                        1990     1991    1992    1993    1994     1995

DESTINY II                                            -2.52%   41.42   15.48   26.81   4.48%    35.96
                                                               %       %       %                %

Standard & Poor's 500 Index                           -3.10%   30.47   7.62%   10.08   1.32%    37.58
                                                               %               %                %

Lipper Growth Funds Average                           -4.72%   37.08   7.86%   10.61   -2.17%   30.79
                                                               %               %                %

Consumer Price Index                                  6.11%    3.06%   2.90%   2.75%   2.67%    2.54%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: -2.52
Row: 6, Col: 1, Value: 41.42
Row: 7, Col: 1, Value: 15.48
Row: 8, Col: 1, Value: 26.81
Row: 9, Col: 1, Value: 4.48
Row: 10, Col: 1, Value: 35.96
(LARGE SOLID BOX) DESTINY II
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Fidelity Destiny Portfolios, an open-end management investment company originally organized as a Massachusetts corporation on January 7, 1969 and reorganized as a Massachusetts business trust on June 20, 1984.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent or the Plans' custodian, as applicable, will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses their investments and handles their business affairs. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East) in Tokyo, Japan, assist FMR with foreign investments.
As of September    30    , 1996, FMR advised funds having approximately
   27     million shareholder accounts with a total value of more than
$   406     billion.
   George A. Vanderheiden is vice president and manager of Destiny I and Destiny II, which he has managed since 1980 and 1985, respectively. Mr. Vanderheiden also manages several other Fidelity funds. Mr. Vanderheiden is a managing director of FMR Corp. and leader of the capital appreciation group. He joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for each fund.
FMR Corp. is the ultimate parent company of FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for the fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
Each fund seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.
Each fund seeks capital growth primarily from equity securities. Each fund will tend to be fully invested in common stocks and securities convertible into common stocks, but may also buy other types of securities such as preferred stocks or bonds. The funds have the flexibility to invest in large or small, domestic or foreign issuers.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. Also, as a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-433-0734 or your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers.
Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The following tables provide a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: Each fund currently intends to limit its investment in lower than Baa-quality debt securities to 10% of its assets.
DESTINY I
FISCAL 1996 DEBT
HOLDINGS, BY RATING    MOODY'S                  STANDARD & POOR'S
                       INVESTORS SERVICE, INC.  CORPORATION
                       RATING  AVERAGE          RATING  AVERAGE
INVESTMENT GRADE   *
Highest quality        Aaa        15.7    %     AAA        15.7    %
High quality           Aa         0.0    %      AA         0.0    %
Upper-medium grade     A          0.0    %      A          0.0    %
Medium grade           Baa        0.0    %      BBB        0.0    %
LOWER QUALITY   *
Moderately speculative Ba         0.0    %      BB         0.0    %
Speculative            B          0.0    %      B          0.0    %
Highly speculative     Caa        0.0    %      CCC        0.0    %
Poor quality           Ca         0.0    %      CC         0.0    %
Lowest quality, no
interest               C                        C
In default, in arrears --                       D          0.0    %
DESTINY II
FISCAL 1996 DEBT
HOLDINGS, BY RATING    MOODY'S                  STANDARD & POOR'S
                       INVESTORS SERVICE, INC.  CORPORATION
                       RATING  AVERAGE          RATING  AVERAGE
INVESTMENT GRADE*
Highest quality        Aaa        16.0    %     AAA        16.0    %
High quality           Aa         0.0    %      AA         0.0    %
Upper-medium grade     A          0.0    %      A          0.0    %
Medium grade           Baa        0.0    %      BBB        0.0    %
LOWER QUALITY*
Moderately speculative Ba         0.0    %      BB         0.0    %
Speculative            B          0.0    %      B          0.0    %
Highly speculative     Caa        0.0    %      CCC        0.0    %
Poor quality           Ca         0.0    %      CC         0.0    %
Lowest quality, no
interest               C                        C
In default, in arrears --                       D          0.0    %

                                     (AS A % OF INVESTMENTS)
    SECURITIES NOT RATED
BY MOODY'S OR S&P
(dagger)                 DESTINY I                 DESTINY II
Investment Grade
(double dagger)                0.0%                       0.0%

Lower Quality
(double dagger)                0.0%                       0.0%

Total                          0.0%                       0.0%
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING
GOVERNMENT.
(dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THIS TABLE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include real estate-related instruments.
       CASH    MANAGEMENT    .    A fund may invest in money market
securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. A fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Each fund seeks capital growth. Although many of the securities in each fund's portfolio at any given time may be income-producing, income generally will not be a consideration in the selection of securities.
With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. A fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each fund's assets are reflected in that fund's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which
are explained on    this page    .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is determined by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well a fund has performed relative to its comparative index.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For September 30, 1996, the group fee rate was    .3050    %. The
individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.
The basic fee rate for fiscal 1996 was    .48    % for Destiny I and
   .61    % for Destiny II.
The performance adjustment rate is calculated monthly by comparing each fund's performance to that of the Standard & Poor's 500 Index over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is limited to +/-0.24% of average net assets up to and including $100,000,000 and +/-0.20% of the average net assets in excess of $100,000,000.
The total management fee rate for fiscal 1996 was .62% for Destiny I and
 .73% for Destiny II.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
For the fiscal year ended 1996, FMR, on behalf of Destiny I and Destiny II,
paid FMR U.K. and FMR Far East fees equal to    .01%,     of each fund's
average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FSC performs transfer agency, dividend disbursing, and shareholder servicing functions for each fund. FSC also calculates the net asset value per share (NAV) and dividends for each fund, maintains the funds' general accounting records, and administers each fund's securities lending program. For the fiscal year ended 1996, Destiny I and Destiny II paid FSC fees
equal to    .00    % and    .01    %, respectively, of its average net
assets for transfer agency and related services, and Destiny I and Destiny
II paid FSC fees equal to    .02    % and    .03    %, respectively, of its
average net assets for pricing and bookkeeping services.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
The portfolio turnover rates for Destiny I and Destiny II for the fiscal
year ended September 30, 1996 were    42    % and    37    %, respectively.
These rates vary from year to year.
   YOUR ACCOUNT


HOW TO BUY SHARES
Each fund has an agreement with FDC under which each fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Plans. EACH FUND WILL NOT OFFER ITS SHARES PUBLICLY EXCEPT THROUGH THE PLANS. Generally, State Street will hold directly all shares of each fund unless a Planholder owns fund shares directly after completing or terminating a Plan. The terms of the offering of the Plans are contained in the Plans' Prospectus.
EACH FUND'S SHARE PRICE, called NAV, is calculated every business day. Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
Share certificates are not available for fund shares.
HOW TO SELL SHARES
   THE FOLLOWING DISCUSSION RELATES ONLY TO THOSE INVESTORS WHO HOLD SHARES
OF THE FUNDS DIRECTLY.     Planholders should consult their Plans'
Prospectus for    a discussion of     the requirements for redemption of
shares from a Plan.
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
If you have certificates for your shares, you must submit them to FSC in order to sell your shares, and you should call FSC for specific instructions. The funds currently do not issue share certificates.
For more information, see "Systematic Withdrawal Program" on page of the Destiny Plans' prospectus.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if applicable), and
(small solid bullet) Any other applicable requirements listed in the following table.
Mail your letter to the following address:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
Unless otherwise instructed, Fidelity will send a check to the record address.
      TYPE OF REGISTRATION*   SPECIAL REQUIREMENTS


PHONE   All accounts    (small solid bullet)    Maximum check request: $100,000.
                        (small solid bullet) You may exchange to other Fidelity
                        funds if both accounts are
                        registered with the same name(s),
                        address, and taxpayer ID number.
                        (small solid bullet) Call FSC at 1-800-   225-5270





Mail or in Person
(mail_graphic)(hand_graphic)        Individual, Joint Tenants, Sole       (small solid bullet) The letter of instruction must be
                                    Proprietorship, Custodial (Uniform    signed by all person(s) required to
                                    Gifts/Transfers to Minors Act),       sign for the account exactly as it is
                                    General Partners                      registered, accompanied by
                                    Corporations, Associations            signature guarantee(s).
                                                                         (small solid bullet) The letter of instruction and a
                                                                          corporate resolution must be signed
                                                                         by all person(s) required to sign for
                                    Trusts                                the account, accompanied by
                                                                          signature guarantee(s).
                                                                         (small solid bullet) The letter of instruction must be
                                                                          signed by the Trustee(s),
                                                                         accompanied by signature
                                                                         guarantee(s). (If the Trustee's name
                                                                          is not registered on your account,
                                                                          also provide a copy of the trust
                                                                         document, certified within the last
                                                                          60 days.)


* IF YOU DO NOT FALL INTO ANY OF THE ABOVE REGISTRATION CATEGORIES (E.G., EXECUTORS, ADMINISTRATORS, CONSERVATORS OR GUARDIANS), PLEASE CALL FSC FOR FURTHER INSTRUCTIONS.
INVESTOR SERVICES
THE FOLLOWING SHAREHOLDER SERVICES ARE APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD SHARES OF A FUND DIRECTLY. Planholders should consult the section titled "Rights and Privileges of Planholders" on page of their Plan's Prospectus for a discussion of distribution options and other pertinent data.
For accounts not associated with the Plans, Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that    FSC     sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if you have more than one account in a fund. Call FDC if you need additional copies of financial reports and prospectuses.
FSC pays for shareholder services but not for special services, such as producing and mailing historical account documents. You may be required to pay a fee for special services.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds, including the Fidelity Advisor Funds, by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
THE FOLLOWING SHAREHOLDER AND ACCOUNT POLICIES ARE APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HAVE COMPLETED OR TERMINATED A PLAN AND HOLD SHARES OF THE FUNDS DIRECTLY. Planholders should consult the section titled "Rights and
Privileges of Planholders"    in their     Plans' Prospectus for a
discussion of distribution options and other pertinent information.
You can choose from three distribution options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your Plans' application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares    when     a fund    has realized
but not yet distributed income or capital gains    , you will pay the full
price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. F   oreign governments may impose taxes on the
funds and their investments and these taxes generally will reduce the funds' distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. FSC normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share)    is a fund's NAV registered
plus creation and sales charges. Creation and Sales Charges vary according to your monthly investment amount and the duration of each Plan. Each fund will only offer its shares publicly through the Plans. Please refer to the Plans' prospectus for details.
Planholders who have redeemed shares under "Cancellation and Refund Rights" (discussed in the Plans' Prospectus, page ), may not reinstate at NAV the proceeds from such a cancellation or refund until all refunded Creation and Sales Charges included in the cancellation have first been deducted in full from the amount being replaced. To redeem shares from a Plan, see page 15 of the Plans' Prospectus.
WHEN YOU SIGN YOUR PLANS' APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. The exchange privilege is available only to those who have completed or terminated a Plan and received shares of the fund directly. In addition, those who have completed or terminated a Plan and received shares directly may exchange at NAV into any of the Fidelity funds, including the Fidelity Advisor Funds. The Fidelity family of funds includes, among others, common stock funds, tax-exempt and corporate bond funds and money market funds. Before you make an exchange from either fund you should note the following:
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.












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PLANS APPLICATION
FIDELITY DESTINY I OR DESTINY II
GENERAL INSTRUCTIONS

1. Please print clearly with a ballpoint pen.
   IMPORTANT:  Application must be signed by both the Applicant(s) and
   Dealer.
2. DETACH AND MAIL WITH THE INITIAL INVESTMENT TO:
   Boston Financial Data Services, Inc.
   P.O. Box 8300
   Boston, MA 02266-8300
   Note: (small solid bullet) If you have completed the Preauthorized
         Check Transaction   Form a voided check MUST BE ATTACHED.
         (small solid bullet) If you would like BFDS to automatically withhold 28% from all distributions the Federal Income Tax Withholding form must be attached.
3. If registering an account under the Uniform Gifts/Transfers to Minors Act, only one Custodian and one minor are allowed per account.
4. If registering an account as: individual, joint tenants, or custodial account under the Uniform Gifts/Transfers to Minors Act; then supply the Social Security Number of the registered account owner who is to be taxed. If registering as a Uniform Gifts/Transfers to Minors, the child is the registered account owner. If registering an account as a trust, a corporation, partnership, organization, etc.; then supply the Employer Identification Number of the legal entity or organization that will report income and/or gains.

                                         (Complete and sign reverse side)

DESTINY PLANS APPLICATION
PLEASE CHECK ONE              DESTINY PLANS I ___ OR DESTINY PLANS II ___

Monthly Investment Unit: $_____  My objective in adopting a long-term PLAN
Total Plan Amount:       $_____  of this nature is to accumulate FUND
Initial investment               SHARES for ________________
submitted herewith:      $_____  Special Pricing applicable?  Yes__ No__
No. of Investments:__120 __180   If yes, associated account names and/or
                 (10-yr. (15-yr. numbers and monthly investment unit
                 Plan)   Plan)   _________________  $_______
                                 _________________  $_______
                                 _________________  $_______

                                                 Special Pricing Breakpoint
REGISTER PLAN AS FOLLOWS:  __________________    __________________________
(PLEASE PRINT OR TYPE)     Registrant's Tax      (Dealer-Use)
                           payer Identification
                           Number or Social
                           Security Number

Individual________________________________________________________________
           (First)          (Middle Initial)            (Last)
Joint Tenant______________________________________________________________
(Please Print Name of Joint Registrant, if Desired)(dagger)
             (First)         (Middle Initial)           (Last)
Gifts/Transfers to Minors________________ as Custodian for________________
                         (Custodian)                      (Minor)
under the ___________Uniform Gifts/Transfers to Minors Act.
          (State)
Mailing Address___________________________________________________________
                 Street               City              State        Zip
Occupation________________________________________________________________
       (If Military give serial #, Rank and Branch)  Citizen of Birth Date



SIGNATURE: I (We) am (are) of legal age   ,     have received and read
Prospectuses for the Plans and Fidelity Destiny Funds: Destiny I and Destiny II and agree to their terms. As required by federal law, I (we) certify under penalties of perjury (1) that the Social Security or Taxpayer Identification Number provided above is correct and (2) that the IRS has never notified me (us) that I (we) am (are) subject to 31% backup withholding, OR has notified me (us) that I (we) am (are) no longer subject to such backup withholding. (Note: If part (2) of this sentence is not true
in your case, please strike out that part before signing.)    Furthermore,
I (we) hereby ratify any instructions, including telephone instructions, given on this account and agree that the Plans, Fidelity Destiny Funds:
Destiny I and Destiny II, Boston Financial Data Services, and State Street Bank & Trust Company will not be liable for any loss, cost, or expense for acting upon such instructions (by telephone or in writing) believed by one or more of them to be genuine and in accordance with reasonable procedures
designed to prevent unauthorized transactions.     MUTUAL FUND SHARES ARE
NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR
ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK   S    , INCLUDING
POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED.

MUST      Date ________19__At____________________________________________
COMPLETE:                      City                State
          X________________________________ X____________________________
          Signature of Registrant/Custodian  Signature of Joint Registrant
                                             (if any)(dagger)

A Preauthorized Check Form is
attached:                     Yes __ No  __ (dagger) If Joint Registration,
Monthly Investment Date:      1st __ 15th__ both the Registrant and Joint
A Federal Tax Withholding                   Registrant must sign, and joint
Form is attached:             Yes __ No  __ tenancy with rights of survivor
Check box for Government                    ship will be created unless an
Allotment:                    __            other form of ownership is
                                            clearly indicated.

                                            Preassigned account number,
                                            if applicable ________________

MAKE ALL CHECKS PAYABLE TO DESTINY I OR DESTINY II
__________________________________________________________________________
DEALER ONLY SECTION               IF DOCUMENTATION IS TO BE MAILED TO
                                  REPRESENTATIVE, PLEASE CHECK AND
DEALER'S NO. ___-___              PROVIDE ADDRESS BELOW. ___
                                  REPRESENTATIVE'S NO. ________
________________________________  _____________________________________
Firm Name (Print)                 Representative's Name (Print)
________________________________  _____________________________________
Home Office Address (Print)       Branch Address (Print)
________________________________  _____________________________________
X_______________________________  X____________________________________
  Authorized Signature of Dealer  Representative's Signature

MAIL APPLICATION AND INITIAL INVESTMENT TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MA 02266-8300
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PREAUTHORIZED CHECK TRANSACTION FORM
FOR STATE STREET BANK AND TRUST COMPANY

FIDELITY SYSTEMATIC INVESTMENT PLANS

(Please print clearly with ballpoint pen)
_________________________________________________________________________
                                        ACCOUNT  MONTHLY     ACCOUNT
PLAN NAME: PLEASE CHECK                 NUMBER    AMOUNT  REGISTRATION
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________

Monthly Investment
  Date:( )1st or ( )15th(Should coincide with Plans Application)

Month to Begin:____(Please note: Authorization to begin or change draft must be received no late than FIFTEEN BUSINESS DAYS prior to date of requested change. Authorization to cancel a draft must be received no later than FIVE BUSINESS DAYS prior to date of requested cancellation.)


A VOIDED CHECK MUST BE ATTACHED.

       I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described below by drawing checks to its own order on my (our) account(s).

       X________________________________________  __________________
       X________________________________________  __________________
        Signature of Depositor(s)                  Date

AUTHORIZATION TO HONOR CHECKS DRAWN BY STATE STREET BANK AND TRUST COMPANY
__________________________________________________________________________

PLEASE PRINT CLEARLY WITH A   As a convenience to me, I (we) hereby request
BALLPOINT PEN; IT WILL BE     and authorize you to pay and charge my (our)
USED AS A MAILING LABEL       account with checks drawn on my (our) account
TO NOTIFY YOUR BANK.          by, and payable to, the order of the State
____________________________  Street Bank and Trust Company. I (we) agree
BANK NAME                     that your rights in regard to each such check
____________________________  shall be the same as if the check were drawn
STREET/P.O. BOX               on you and personally by me (us).  This
____________________________  authority is to remain in effect until
CITY,STATE,ZIP                revoked in writing, and until you actually
____________________________  receive such notice, I (we) agree that you
BANK ACCT. #                  shall be fully protected on honoring any such
                              check.
X___________________________
X___________________________  I (We) further agree that if any such check
Name of Depositor(s)          be dishonored, whether with or without cause,
                              and whether unintentionally or inadvertently you shall be under no liability whatsoever.

                              X______________________________
                              X______________________________
                               Signature of Depositor(s)

MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MA
02266-8300

BFDS COPY

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PREAUTHORIZED CHECK TRANSACTION FORM
FOR STATE STREET BANK AND TRUST COMPANY

FIDELITY SYSTEMATIC INVESTMENT PLANS

(Please print clearly with ballpoint pen)
_________________________________________________________________________
                                        ACCOUNT  MONTHLY     ACCOUNT
PLAN NAME: PLEASE CHECK                 NUMBER    AMOUNT  REGISTRATION
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________
DESTINY PLANS I__ DESTINY PLANS II__  ___________________________________

Monthly Investment
  Date:( )1st or ( )15th(Should coincide with Plans Application)

Month to Begin:____(Please note: Authorization to begin or change draft must be received no late than FIFTEEN BUSINESS DAYS prior to date of requested change. Authorization to cancel a draft must be received no later than FIVE BUSINESS DAYS prior to date of requested cancellation.)


A VOIDED CHECK MUST BE ATTACHED.

       I (We) hereby request that the State Street Bank and Trust Company collect deposits of funds to be made by me (us) monthly, pursuant to my (our) investment plan(s) described below by drawing checks to its own order on my (our) account(s).

       X________________________________________  __________________
       X________________________________________  __________________
        Signature of Depositor(s)                  Date

AUTHORIZATION TO HONOR CHECKS DRAWN BY STATE STREET BANK AND TRUST COMPANY
__________________________________________________________________________

PLEASE PRINT CLEARLY WITH A   As a convenience to me, I (we) hereby request
BALLPOINT PEN; IT WILL BE     and authorize you to pay and charge my (our)
USED AS A MAILING LABEL       account with checks drawn on my (our) account
TO NOTIFY YOUR BANK.          by, and payable to, the order of the State
____________________________  Street Bank and Trust Company. I (we) agree
BANK NAME                     that your rights in regard to each such check
____________________________  shall be the same as if the check were drawn
STREET/P.O. BOX               on you and personally by me (us).  This
____________________________  authority is to remain in effect until
CITY,STATE,ZIP                revoked in writing, and until you actually
____________________________  receive such notice, I (we) agree that you
BANK ACCT. #                  shall be fully protected on honoring any such
                              check.
X___________________________
X___________________________  I (We) further agree that if any such check
Name of Depositor(s)          be dishonored, whether with or without cause,
                              and whether unintentionally or inadvertently you shall be under no liability whatsoever.

                              X______________________________
                              X______________________________
                               Signature of Depositor(s)

MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MA
02266-8300

BANK COPY

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FEDERAL INCOME TAX WITHHOLDING FORM
FOR FIDELITY DESTINY I OR DESTINY II

I hereby authorize    and direct     Boston Financial Data Services,
Inc.    (Boston Financial, administrative service agent for the Fidelity
Destiny Plans)     to withhold at the rate of 28 percent on all taxable
distributions    paid by the Fidelity Destiny Portfolios to     my
   Fidelity Destiny Plans     account   (s)    . I understand that all
amounts withheld shall be submitted to the IRS as backup withholding on
capital gains and dividend income    and as a credit against my Federal
income tax liability    . I will not be entitled to obtain a refund or
credit of such amount or assert any other amounts withheld    with respect
to my Fidelity Destiny Plans account(s). I understand that the amount withheld may be less than, equal to, or greater than the amount of
corresponding Federal income tax liability.     I shall hold harmless and
indemnify B   oston Financial    , State Street Bank and Trust Company,
Fidelity Systematic Investment Plans, Fidelity Destiny    Portfolios    :
Destiny I and Destiny II, Fidelity Distributors Corporation    (and its
affiliates)    , and their    respective     agents against any and all
loss, costs, damages, expenses, liabilities, and     claims, including   ,
without limitation,     IRS claims, for such amounts.


I understand that    written     authorization    and direction     to
begin or cancel withholding shall be implemented within 30 days of receipt in good order of the requested change by B oston Financial . I further understand that this authorization shall not be implemented if, in B oston Financial ' s sole judgement, any information necessary to do so has not been provided to or verified by BFDS. This service is
available only to    Fidelity Destiny     Plans that reinvest their
dividends and other distributions but is not available for tax-sheltered retirement plans, including IRAs.

_____________________________________   ___________________________________
Name of Planholder (Please Print)       Name of Joint Tenant (please print)
_____________________________________
Social Security or Tax Identification
  Number

  PLAN NAME:  PLEASE CHECK                ACCOUNT NUMBER(S)

  DESTINY PLANS I__ DESTINY PLANS II__ ________________________________
  DESTINY PLANS I__ DESTINY PLANS II__ ________________________________
  DESTINY PLANS I__ DESTINY PLANS II__ ________________________________
  DESTINY PLANS I__ DESTINY PLANS II__ ________________________________

X_______________________________________  ____________________
 Signature of Planholder                  Date
X_______________________________________  ____________________
 Signature of Joint Tenant                Date

MAIL TO BOSTON FINANCIAL DATA SERVICES, INC., P.O. BOX 8300, BOSTON, MA
02266-8300

SPONSOR
FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

FIDELITY INVESTMENTS INSTITUTIONAL
 SERVICES CO., INC.
BROKER/DEALER SERVICES DIVISION
82 Devonshire Street
Boston, MA 02109
FOR INVESTMENT PROFESSIONALS OR POTENTIAL
INVESTORS SEEKING AN INVESTMENT PROFESSIONAL
RECOMMENDATION CALL:
NATIONWIDE: 1-800-433-0734
IN ALASKA OR OVERSEAS (CALL COLLECT): 617-328-5000

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
FOR ACTIVE PLANS CALL:
Nationwide: 1-800-225-5270

FIDELITY SERVICE CO.
P.O. Box 660602
Dallas, TX 75266-0602
Nationwide: 1-800-544-7777

AUDITORS
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts

I.BD-DESPRO-119   6

Printed on recycled paper

EXHIBITS
1. A. (1) Custodian Agreement, as amended and restated, dated September 16, 1994 between Fidelity Distributors Corporation and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 1.A.(1) of Post-Effective Amendment No. 62.
 (2) None.
 (3) (a) Not applicable.
  (b) Plan Dealer Agreement is incorporated herein by reference to Exhibit 1.A.(3)(b) of Post-Effective Amendment No. 62.
  (c) Dealer Commission and Service Fee Schedule is incorporated herein by reference to Exhibit 1.A.(3)(c) of Post-Effective Amendment No. 62.
 (4) None.
 (5) (a) Not applicable.
  (b) Not applicable.
 (6) Articles of Incorporation and By-laws of Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 1.A.(6) of Post-Effective Amendment No. 50.
 (7) The Consolidated Financial Statements of Seaboard Surety Company, for the fiscal year ended December 31, 1995, are electronically filed herein as
Exhibit 1.A(7).
 (8) Franchise Agreement dated August 2, 1984 between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is incorporated herein by reference to Exhibit 1.A.(8)(a) of Post-Effective Amendment No. 62.
   Franchise Agreement dated December 30, 1985 between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is incorporated herein by reference to Exhibit 1.A.(8)(b) of Post-Effective Amendment No. 62.
 (9)  None.
 (10)  Not applicable.
2. Not applicable.
3. Audited Financial Statements, for the fiscal year ended September 30, 1996, are filed herein as part of the Prospectus.
4. Not applicable.


SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of November 1996.

      FIDELITY DISTRIBUTORS CORPORATION
      By /s/Neal Litvack
        Neal Litvack, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (Signature) 1.0   (Title)   (Date)


/s/Neal Litvack     President   November 14, 1996

   Neal Litvack







/s/Caron Ketchum     Treasurer   November 14, 1996

    Caron Ketchum





/s/Edward C. Johnson 3d    Director   November 14, 1996

    Edward C. Johnson 3d





/s/Michael Mlinac    Director   November 14, 1996

   Michael Mlinac